Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *,Æ	11,548	173

Total		173

Financials (0.1%)
ADLER Group SA *,Æ	1,562,614	–
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	68
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	609

Total		677

Health Care (0.0%)
AmSurg Corp. *,Æ,d	9,484	444

Total		444

Real Estate (–%)
Corestate Capital Holding SA *,Æ,d	421,967	–π

Total		–π

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,447	318

Total		318

Total Common Stocks (Cost: $1,956)		1,612

Corporate Bonds (44.6%)

Basic Materials (0.6%)
ALROSA Finance SA
3.100%, 6/25/27 144A Æ,j	8,500,000	425
4.650%, 4/9/24 144A Æ,j	500,000	25
Celanese US Holdings LLC
6.500%, 4/15/30	900,000	894
6.629%, 7/15/32	500,000	513
Cerdia Finanz GmbH 9.375%, 10/3/31 144A	1,300,000	1,330
Ingevity Corp. 3.875%, 11/1/28 144A	675,000	630
MMK International Capital DAC 4.375%, 6/13/24 144A Æ,j	1,400,000	70
Olympus Water US Holding Corp. 4.250%, 10/1/28 144A	1,200,000	1,109
Sasol Financing USA LLC 6.500%, 9/27/28	2,000,000	1,919
Sociedad Quimica y Minera de Chile SA 5.500%, 9/10/34 144A	1,300,000	1,260

Total		8,175

Communications (3.2%)
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	2,803
4.250%, 10/15/29 EUR §,∞	400,000	345
8.125%, 2/1/27 144A	1,400,000	1,252
AMC Networks, Inc. 4.250%, 2/15/29	500,000	375
AT&T, Inc.
3.500%, 9/15/53	237,000	162
3.650%, 9/15/59	6,663,000	4,494
3.800%, 12/1/57	115,000	81

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,215
4.500%, 6/1/33 144A	800,000	682
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	189
3.850%, 4/1/61	1,800,000	1,093
4.200%, 3/15/28	1,700,000	1,667
EchoStar Corp. 10.750%, 11/30/29	250,000	263
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	668
Level 3 Financing, Inc. 11.000%, 11/15/29 144A	1,100,000	1,226
Sirius XM Radio, Inc. 4.000%, 7/15/28 144A	400,000	373
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	780,000	782
Sunrise FinCo I BV 4.875%, 7/15/31 144A	725,000	659
Telecom Italia SpA 7.875%, 7/31/28 EUR §,∞	1,250,000	1,508
T-Mobile USA, Inc.
4.700%, 1/15/35	2,000,000	1,925
5.050%, 7/15/33	750,000	745
5.650%, 1/15/53	1,000,000	976
Uber Technologies, Inc. 4.800%, 9/15/34	1,100,000	1,068
Verizon Communications, Inc. 2.355%, 3/15/32	2,725,000	2,306
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,326
4.250%, 1/15/30 GBP §,∞	3,200,000	3,596
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞	3,100,000	3,605
4.500%, 7/15/31 GBP §,∞	400,000	440
4.750%, 7/15/31 144A	1,100,000	955
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 α	1,700,000	1,751
Wayfair LLC 7.750%, 9/15/30 144A	1,800,000	1,738
Windstream Services LLC / Windstream Escrow Finance Corp. 8.250%, 10/1/31 144A	1,000,000	1,018

Total		42,286

Consumer, Cyclical (4.9%)
1011778 BC ULC / New Red Finance, Inc. 5.625%, 9/15/29 144A	1,500,000	1,485
Air Canada Pass-Through Trust, Series 2020- 2, Class A 5.250%, 10/1/30 144A	522,318	525

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	129,451	129
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	144,784	142
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	262,344	254
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	655,239	633
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	713,026	676
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 144A	1,400,000	1,284
British Airways Pass-Through Trust, Series 2020-1, Class A 4.250%, 5/15/34 144A	90,796	87
British Airways Pass-Through Trust, Series 2021-1, Class A 2.900%, 9/15/36 144A	338,896	304
Carnival Corp. 4.000%, 8/1/28 144A	3,300,000	3,157
Carvana Co. 9.000%, 6/1/30 144A	1,225,000	1,297
Flutter Treasury DAC 6.375%, 4/29/29 144A	1,200,000	1,223
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞	100,000	108
3.625%, 6/17/31	2,900,000	2,494
3.815%, 11/2/27	300,000	286
4.134%, 8/4/25	200,000	199
4.389%, 1/8/26	800,000	795
7.200%, 6/10/30	25,000	26
7.350%, 11/4/27	50,000	52
7.350%, 3/6/30	25,000	26
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	2,900,000	2,542
IGT Lottery Holdings BV 4.250%, 3/15/30 EUR §,∞	1,200,000	1,302
JetBlue Airways Corp. 4.000%, 5/15/34	664,427	623
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 9/20/31 144A	600,000	592
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,200,000	1,204
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	94
Marriott International, Inc. 5.500%, 4/15/37	1,400,000	1,384
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	5,700,000	5,673
Mitchells & Butlers Finance PLC
5.029%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	603,548	758
5.037%, (US SOFR plus 0.712%), 12/15/30 §	109,736	105
6.469%, 9/15/32 GBP §,∞	200,000	256

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
NCL Corp., Ltd. 8.125%, 1/15/29 144A	550,000	579
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	385
Nissan Motor Co., Ltd. 4.345%, 9/17/27 144A	3,500,000	3,402
Renault SA 2.375%, 5/25/26 EUR §,∞	1,500,000	1,606
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC 10.502%, (CME Term SOFR 6 Month plus 6.053%), 10/15/26 144A	2,800,000	2,810
Royal Caribbean Cruises, Ltd. 5.625%, 9/30/31 144A	1,500,000	1,473
Sands China, Ltd.
2.300%, 3/8/27	400,000	379
3.250%, 8/8/31	1,100,000	952
3.800%, 1/8/26	1,700,000	1,681
5.900%, 8/8/28	450,000	450
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100%, 10/1/29	1,390,360	1,296
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11.000%, 3/6/30 144A	488,739	434
Stellantis Finance US, Inc. 5.750%, 3/18/30 144A	800,000	799
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	481,797	476
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	77,648	73
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	1,236,022	1,259
United Airlines Pass-Through Trust, Series 2023-1, Class A 5.800%, 7/15/37	3,534,662	3,583
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	454
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞	900,000	1,146
8.125%, 8/15/29	1,250,000	1,276
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	199
5.500%, 1/15/26 §	500,000	497
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	768
6.250%, 3/15/33 144A	1,700,000	1,656
7.125%, 2/15/31 144A	1,000,000	1,035
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	2,113
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	1,500,000	1,543
3.750%, 9/21/28 EUR §,∞	2,000,000	2,024

Total		64,063

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical (5.9%)
1261229 BC, Ltd. 10.000%, 4/15/32 144A	1,100,000	1,093
Abertis Infraestructuras SA 3.375%, 11/27/26 GBP §,∞	1,000,000	1,256
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,734
6.125%, 10/15/26 144A	300,000	300
Amgen, Inc. 5.650%, 3/2/53	1,000,000	981
Ashtead Capital, Inc. 5.800%, 4/15/34 144A	1,000,000	1,006
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,885
Bausch & Lomb Corp. 8.375%, 10/1/28 144A	700,000	726
Bayer US Finance LLC
6.125%, 11/21/26 144A	2,100,000	2,139
6.375%, 11/21/30 144A	400,000	419
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	497
Block, Inc. 6.500%, 5/15/32 144A	2,700,000	2,727
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	2,000,000	2,082
Boparan Finance PLC 9.375%, 11/7/29 144A GBP ∞	1,200,000	1,490
Centene Corp.
2.500%, 3/1/31	1,000,000	843
4.250%, 12/15/27	200,000	195
4.625%, 12/15/29	1,989,000	1,906
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 EUR §,∞	600,000	600
CHS / Community Health Systems, Inc.
6.000%, 1/15/29 144A	700,000	622
10.875%, 1/15/32 144A	500,000	493
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	197
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 6.625%, 7/15/30 144A	2,300,000	2,355
CVS Pass-Through Trust
4.704%, 1/10/36 144A	309,517	299
5.926%, 1/10/34 144A	502,785	506
7.507%, 1/10/32 144A	47,856	51
DCLI Bidco LLC 7.750%, 11/15/29 144A	1,300,000	1,338
Elevance Health, Inc.
4.750%, 2/15/33	900,000	880
5.200%, 2/15/35	975,000	978
ELO SACA
3.250%, 7/23/27 EUR §,∞	1,000,000	1,026
4.875%, 12/8/28 EUR §,∞	1,200,000	1,163
Flora Food Management BV
6.875%, 7/2/29 144A EUR ∞	200,000	219
6.875%, 7/2/29 EUR §,∞	1,200,000	1,316
Global Medical Response, Inc. 8.750%, 10/31/28 144A Þ	1,257,960	1,258
HCA, Inc.
4.625%, 3/15/52	300,000	239

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
5.200%, 6/1/28	1,750,000	1,772
5.250%, 3/1/30	1,200,000	1,214
5.450%, 4/1/31	1,200,000	1,219
IQVIA, Inc. 5.700%, 5/15/28	1,700,000	1,730
Kraft Heinz Foods Co. 4.375%, 6/1/46	1,500,000	1,226
LifePoint Health, Inc. 11.000%, 10/15/30 144A	500,000	544
Market Bidco Finco PLC 4.750%, 11/4/27 EUR §,∞	1,698,000	1,779
Mars, Inc. 5.000%, 3/1/32 144A	800,000	803
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	2,000,000	2,025
Mundys SpA 1.875%, 2/12/28 EUR §,∞	5,500,000	5,682
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,525,000	3,597
Nidda Healthcare Holding GmbH 5.625%, 2/21/30 EUR §,∞	1,300,000	1,427
Opal Bidco SAS 5.500%, 3/31/32 144A EUR ∞	1,200,000	1,298
Organon & Co. / Organon Foreign Debt Co- Issuer BV
2.875%, 4/30/28 EUR §,∞	2,800,000	2,880
4.125%, 4/30/28 144A	2,000,000	1,869
Perrigo Finance Unlimited Co. 4.900%, 6/15/30	200,000	191
Picard Groupe SAS 6.375%, 7/1/29 EUR §,∞	900,000	1,001
Post Holdings, Inc. 5.500%, 12/15/29 144A	1,700,000	1,652
Prime Healthcare Services 9.375%, 9/1/29 144A	1,000,000	943
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/27 144A	1,350,000	1,279
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 6.250%, 4/1/29 144A	1,600,000	1,595
Raven Acquisition Holdings LLC 6.875%, 11/15/31 144A	2,300,000	2,233
Sartorius Finance BV 4.500%, 9/14/32 EUR §,∞	2,000,000	2,258
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,281

Total		77,317

Diversified (0.1%)
Clue Opco LLC 9.500%, 10/15/31 144A	1,200,000	1,200

Total		1,200

Energy (8.0%)
Aris Water Holdings LLC 7.250%, 4/1/30 144A	1,700,000	1,719
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.625%, 7/15/26 144A	100,000	100
7.000%, 7/15/29 144A	1,300,000	1,329

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Energy continued
Chord Energy Corp. 6.750%, 3/15/33 144A	1,300,000	1,293
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500%, 6/15/31 144A	1,000,000	959
Diamondback Energy, Inc. 5.550%, 4/1/35	1,000,000	1,004
DT Midstream, Inc. 5.800%, 12/15/34 144A	1,400,000	1,407
Ecopetrol SA 8.375%, 1/19/36	1,200,000	1,169
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	232
Enbridge, Inc. 5.700%, 3/8/33	900,000	924
Energy Transfer LP
2.900%, 5/15/25	100,000	100
3.750%, 5/15/30	200,000	189
4.950%, 5/15/28	625,000	629
5.000%, 5/15/50	200,000	168
5.250%, 4/15/29	100,000	101
6.050%, 6/1/41	100,000	99
6.500%, 2/1/42	300,000	310
6.625%, 10/15/36	500,000	538
7.500%, 7/1/38	1,700,000	1,937
Eni SpA 5.500%, 5/15/34 144A	1,300,000	1,311
EQM Midstream Partners LP 4.500%, 1/15/29 144A	1,387,000	1,343
Expand Energy Corp. 4.750%, 2/1/32	2,900,000	2,743
Flex Intermediate Holdco LLC 3.363%, 6/30/31 144A	1,400,000	1,232
Genesis Energy LP / Genesis Energy Finance Corp. 8.250%, 1/15/29	1,000,000	1,032
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	482
Greensaif Pipelines Bidco SARL
5.853%, 2/23/36 144A	2,900,000	2,933
6.129%, 2/23/38 §	1,300,000	1,336
Harbour Energy PLC 6.327%, 4/1/35 144A	400,000	398
Howard Midstream Energy Partners LLC 8.875%, 7/15/28 144A	1,800,000	1,877
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	593
5.750%, 4/19/47 §	1,200,000	1,047
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,512
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,391
Kraken Oil & Gas Partners LLC 7.625%, 8/15/29 144A	1,400,000	1,367
Matador Resources Co. 6.250%, 4/15/33 144A	2,000,000	1,951
MPLX LP 4.250%, 12/1/27	800,000	793
NGPL PipeCo LLC 7.768%, 12/15/37 144A	2,500,000	2,816

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Energy continued
Noble Finance II LLC 8.000%, 4/15/30 144A	2,200,000	2,199
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,394
6.000%, 6/1/26	200,000	201
Occidental Petroleum Corp.
5.200%, 8/1/29	1,000,000	999
5.375%, 1/1/32	1,200,000	1,182
5.875%, 9/1/25	619,000	620
ONEOK, Inc. 5.050%, 11/1/34	975,000	941
Orlen SA 6.000%, 1/30/35 144A	600,000	616
Permian Resources Operating LLC 7.000%, 1/15/32 144A	925,000	946
Pertamina Persero PT 6.500%, 11/7/48 144A	4,300,000	4,349
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,666,000	904
5.500%, 4/12/37 §,j	5,734,000	788
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	1,104
4.750%, 2/26/29 EUR §,∞	3,000,000	2,981
5.625%, 1/23/46	378,000	237
5.950%, 1/28/31	2,400,000	2,032
6.350%, 2/12/48	1,700,000	1,132
6.625%, 6/15/35	3,700,000	2,957
6.625%, 6/15/38	2,000,000	1,489
6.700%, 2/16/32	536,000	471
6.750%, 9/21/47	2,900,000	1,983
7.690%, 1/23/50	2,580,000	1,935
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	201
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	943
6.650%, 1/15/37	277,000	295
QatarEnergy LNG S3 5.838%, 9/30/27 144A	1,080,080	1,098
Rio Oil Finance Trust 9.750%, 1/6/27 §	153,333	157
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	700,000	687
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	635
Saudi Arabian Oil Co.
5.250%, 7/17/34 144A	1,150,000	1,156
5.750%, 7/17/54 144A	725,000	684
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,499
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	1,100,000	1,132
Southern Gas Corridor CJSC 6.875%, 3/24/26 §	1,100,000	1,111
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/28 144A	1,625,000	1,582
TGS ASA 8.500%, 1/15/30 144A	1,000,000	1,033

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Energy continued
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	896,923	912
Valaris, Ltd. 8.375%, 4/30/30 144A	1,000,000	1,001
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29 144A	2,700,000	2,499
3.875%, 11/1/33 144A	1,600,000	1,377
Venture Global LNG, Inc.
7.000%, 1/15/30 144A	2,200,000	2,167
8.375%, 6/1/31 144A	2,700,000	2,739
9.500%, 2/1/29 144A	2,000,000	2,145
Viridien 8.500%, 10/15/30 144A EUR ∞	1,000,000	1,109
Vital Energy, Inc. 7.875%, 4/15/32 144A	450,000	419
Woodside Finance, Ltd. 5.100%, 9/12/34	2,100,000	2,037
Yinson Boronia Production BV
8.947%, 7/31/42 144A	2,403,612	2,535
8.947%, 7/31/42 §	594,708	627

Total		104,604

Financial (13.5%)
Abu Dhabi Development Holding Co. PJSC 5.375%, 5/8/29 144A	1,900,000	1,946
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	488
4.625%, 10/15/27	500,000	498
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	566
5.250%, 8/11/25 144A	2,400,000	2,401
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	1,200,000	1,204
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 a	1,000,000	1,045
8.000%, 11/1/31	3,271,000	3,645
American Tower Corp. 5.900%, 11/15/33	2,500,000	2,620
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	238
Ares Capital Corp. 2.875%, 6/15/28	1,200,000	1,117
Ares Strategic Income Fund 6.200%, 3/21/32 144A	1,400,000	1,392
Arthur J. Gallagher & Co. 5.150%, 2/15/35	1,600,000	1,586
Athene Global Funding 5.339%, 1/15/27 144A	1,500,000	1,516
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	2,034
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	321
2.625%, 4/28/25 EUR §,∞	1,600,000	1,729
7.708%, (EURIBOR ICE 5 Year Swap Rate plus 5.005%), 1/18/28 EUR §,∞,a	3,800,000	4,480
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞,a	800,000	883

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banco Bilbao Vizcaya Argentaria SA
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 a	1,700,000	1,754
Banco BTG Pactual SA 6.250%, 4/8/29 144A	1,500,000	1,528
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,067
Bank of America Corp.
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 a	973,000	943
5.288%, (US SOFR plus 1.910%), 4/25/34 a	1,900,000	1,909
5.468%, (US SOFR plus 1.650%), 1/23/35 a	1,900,000	1,928
5.511%, (US SOFR plus 1.310%), 1/24/36 a	1,800,000	1,832
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A a	600,000	604
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 a	3,000,000	3,045
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,a,y	500,000	500
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 a	500,000	558
Blue Owl Finance LLC 6.250%, 4/18/34	1,200,000	1,229
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A a	1,700,000	1,583
5.497%, (US SOFR plus 1.590%), 5/20/30 144A a	1,100,000	1,119
5.786%, (US SOFR plus 1.620%), 1/13/33 144A a	1,300,000	1,329
BPCE SA
5.936%, (US SOFR plus 1.850%), 5/30/35 144A a	2,000,000	2,014
Brandywine Operating Partnership LP 8.875%, 4/12/29	25,000	26
CaixaBank SA
5.673%, (US SOFR plus 1.780%), 3/15/30 144A a	1,300,000	1,333
Cantor Fitzgerald LP 7.200%, 12/12/28 144A	1,200,000	1,266
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	207
CI Financial Corp. 7.500%, 5/30/29 144A	1,100,000	1,153
CIMA Finance DAC 2.950%, 9/5/29 §	853,059	777
Citadel LP NA 6.375%, 1/23/32 144A	1,200,000	1,231
Citigroup, Inc. 5.449%, (US SOFR plus 1.447%), 6/11/35 a	1,800,000	1,810
Corestate Capital Holding SA 10.000%, 12/31/26 EUR ∞,Þ	232,786	221
Credicorp Capital Sociedad Titulizadora SA 10.100%, 12/15/43 144A PEN §,∞	13,000,000	3,769

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Financial continued
Credit Acceptance Corp. 9.250%, 12/15/28 144A	1,200,000	1,270
Credit Agricole SA 4.631%, (US SOFR plus 1.210%), 9/11/28 144A a	1,300,000	1,296
Crown Castle, Inc. 2.100%, 4/1/31	1,700,000	1,429
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	992
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32 a	1,550,000	1,394
5.882%, (US SOFR plus 5.438%), 7/8/31 a	300,000	303
DrillCo Holding Lux SA 7.500%, 6/15/30 §	677,407	652
Encore Capital Group, Inc.
8.500%, 5/15/30 144A	700,000	721
9.250%, 4/1/29 144A	1,200,000	1,257
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 EUR §,∞	1,700,000	1,808
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	184
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	497
7.625%, 5/1/26 144A	2,100,000	2,094
12.000%, 10/1/28 144A	1,000,000	1,074
Freedom Mortgage Holdings LLC 8.375%, 4/1/32 144A	850,000	831
GLP Capital LP / GLP Financing II, Inc. 5.750%, 6/1/28	400,000	407
goeasy, Ltd.
6.875%, 5/15/30 144A	1,300,000	1,273
9.250%, 12/1/28 144A	1,100,000	1,155
The Goldman Sachs Group, Inc.
5.016%, (US SOFR plus 1.420%), 10/23/35 a	1,200,000	1,167
5.330%, (US SOFR plus 1.550%), 7/23/35 a	200,000	199
5.851%, (US SOFR plus 1.552%), 4/25/35 a	2,500,000	2,584
6.484%, (US SOFR plus 1.770%), 10/24/29 a	1,100,000	1,162
HAT Holdings I LLC / HAT Holdings II LLC 8.000%, 6/15/27 144A	2,250,000	2,329
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 a	200,000	200
2.099%, (US SOFR plus 1.929%), 6/4/26 a	200,000	199
3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 a	3,075,000	2,959
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,a,y	1,800,000	1,786
Intesa Sanpaolo SpA
4.000%, 9/23/29 144A	200,000	192
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,a,y	1,025,000	1,111
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,a,y	450,000	491
Jane Street Group / JSG Finance, Inc.
6.125%, 11/1/32 144A	1,600,000	1,574
7.125%, 4/30/31 144A	1,900,000	1,952

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Financial continued
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35 a	2,000,000	2,008
5.336%, (US SOFR plus 1.620%), 1/23/35 a	1,300,000	1,314
5.581%, (US SOFR plus 1.160%), 4/22/30 a	1,200,000	1,238
Kaisa Group Holdings, Ltd.
10.500%, 1/15/25 §,j	200,000	8
11.250%, 4/16/25 §,j	1,200,000	58
11.650%, 6/1/26 §,j	400,000	16
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,610
Ladder Capital Finance LLLP / Ladder Capital Finance Corp. 7.000%, 7/15/31 144A	1,300,000	1,334
Lazard Group LLC 6.000%, 3/15/31	1,200,000	1,247
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 a	200,000	196
5.679%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 1/5/35 a	1,700,000	1,719
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	641
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	106
Mitsubishi UFJ Financial Group, Inc. 5.574%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 1/16/36 a	1,500,000	1,533
Mizuho Financial Group, Inc. 5.594%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 7/10/35 a	1,500,000	1,535
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30 a	1,800,000	1,785
5.320%, (US SOFR plus 1.555%), 7/19/35 a	1,800,000	1,800
5.466%, (US SOFR plus 1.730%), 1/18/35 a	2,000,000	2,024
Nationstar Mortgage Holdings, Inc. 7.125%, 2/1/32 144A	1,300,000	1,350
NatWest Group PLC
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 a	1,100,000	1,102
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,a,y	500,000	499
Newmark Group, Inc. 7.500%, 1/12/29	1,200,000	1,259
Nomura Holdings, Inc. 5.594%, 7/2/27	1,000,000	1,019
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,054
4.000%, 9/15/30	700,000	617
6.625%, 5/15/29	2,000,000	2,004
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	198
Panama Infrastructure Receivable Purchaser PLC 0.000%, 4/5/32 144A PO	2,900,000	2,042

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Financial continued
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	1,800,000	1,834
PennyMac Financial Services, Inc. 7.875%, 12/15/29 144A	1,800,000	1,873
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,329
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	196
Sammons Financial Group, Inc. 6.875%, 4/15/34 144A	1,500,000	1,599
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α	800,000	704
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 α	3,475,000	3,381
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,Æ,j,y	4,500,000	225
Sixth Street Lending Partners 5.750%, 1/15/30	1,200,000	1,188
Starwood Property Trust, Inc. 6.000%, 4/15/30 144A	1,175,000	1,148
Sumitomo Mitsui Financial Group, Inc. 5.424%, 7/9/31	1,900,000	1,953
Synchrony Financial 5.450%, (US SOFR plus 1.680%), 3/6/31 α	1,300,000	1,291
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	87,334	111
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,429,411	2,970
Titanium 2L Bondco SARL 6.250%, 1/14/31 EUR ∞	8,785,200	2,897
Trust Fibra Uno
6.390%, 1/15/50 144A	100,000	81
7.375%, 2/13/34 144A	1,200,000	1,205
Turkiye Is Bankasi AS, Series 2024-H 7.962%, (US SOFR 3 Month plus 2.910%), 11/15/34 Æ,d	1,250,000	1,224
UBS Group AG
5.428%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.520%), 2/8/30 144A α	1,200,000	1,222
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A α	1,300,000	1,333
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	1,250,000	1,284
UniCredit SpA 7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A α	3,700,000	3,905
VakifBank DPR, Series 2025-E, Class 4A2 6.833%, 3/15/35 Æ,d	2,000,000	2,041
VFH Parent LLC / Valor Co-Issuer, Inc. 7.500%, 6/15/31 144A	900,000	925
VICI Properties, Inc. 5.750%, 4/1/34	2,600,000	2,614
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 α	700,000	702
5.574%, (US SOFR plus 1.740%), 7/25/29 α	1,500,000	1,541
5.707%, (US SOFR plus 1.070%), 4/22/28 α	3,000,000	3,066
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	476

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Financial continued
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	2
7.875%, 9/4/24 §,j	600,000	–π

Total		176,622

Industrial (3.2%)
Axon Enterprise, Inc. 6.250%, 3/15/33 144A	950,000	960
Berry Global, Inc. 1.570%, 1/15/26	100,000	97
The Boeing Co.
3.950%, 8/1/59	2,000,000	1,363
5.150%, 5/1/30	2,400,000	2,415
6.858%, 5/1/54	2,000,000	2,172
Builders FirstSource, Inc. 4.250%, 2/1/32 144A	1,500,000	1,342
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32 144A	1,700,000	1,712
DAE Funding LLC
3.375%, 3/20/28 144A	700,000	667
3.375%, 3/20/28 §	200,000	191
Efesto Bidco SpA / Efesto US LLC 7.500%, 2/15/32 144A	1,400,000	1,365
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,161
ESAB Corp. 6.250%, 4/15/29 144A	1,200,000	1,217
Flex, Ltd. 3.750%, 2/1/26	700,000	694
Fortress Transportation & Infrastructure Investors LLC
5.500%, 5/1/28 144A	400,000	392
7.000%, 5/1/31 144A	4,400,000	4,470
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,057
Imola Merger Corp. 4.750%, 5/15/29 144A	1,775,000	1,686
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging, Ltd. Co-Issuer LLC 6.000%, 9/15/28 144A	1,375,000	1,336
International Distribution Services PLC 7.375%, 9/14/30 GBP §,∞	1,000,000	1,337
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	243,425	245
Quikrete Holdings, Inc. 6.375%, 3/1/32 144A	2,400,000	2,415
Rolls-Royce PLC 5.750%, 10/15/27 144A	1,400,000	1,433
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	185
Spirit Aerosystems, Inc.
9.375%, 11/30/29 144A	100,000	107
9.750%, 11/15/30 144A	1,500,000	1,656
Standard Industries, Inc. 2.250%, 11/21/26 EUR §,∞	2,600,000	2,731
Star Leasing Co. LLC 7.625%, 2/15/30 144A	800,000	769
TopBuild Corp. 3.625%, 3/15/29 144A	1,400,000	1,295

Multi-Sector Bond Portfolio

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Industrial continued
TransDigm, Inc.
6.000%, 1/15/33 144A	1,700,000	1,673
7.125%, 12/1/31 144A	1,600,000	1,646
Vallourec SACA 7.500%, 4/15/32 144A	1,300,000	1,358
XPO, Inc. 6.250%, 6/1/28 144A	1,200,000	1,213

Total		42,360

Technology (1.8%)
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,139
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	616
3.137%, 11/15/35 144A	3,100,000	2,569
CDW LLC / CDW Finance Corp. 5.550%, 8/22/34	1,300,000	1,285
Cloud Software Group, Inc. 8.250%, 6/30/32 144A	1,300,000	1,322
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	1,275,000	1,173
Dell International LLC / EMC Corp.
5.300%, 10/1/29	1,800,000	1,833
8.100%, 7/15/36	162,000	193
Gartner, Inc. 3.750%, 10/1/30 144A	1,400,000	1,291
IPD 3 BV 5.876%, 6/15/31 EUR §,∞	1,700,000	1,843
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,340
NCR Atleos Corp. 9.500%, 4/1/29 144A	375,000	407
NXP BV / NXP Funding LLC 5.350%, 3/1/26	1,600,000	1,608
Oracle Corp. 3.850%, 4/1/60	1,200,000	824
Seagate HDD Cayman
4.125%, 1/15/31	650,000	590
9.625%, 12/1/32	920,000	1,035
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	779
UKG, Inc. 6.875%, 2/1/31 144A	2,800,000	2,840
VMware LLC
4.500%, 5/15/25	300,000	300
4.650%, 5/15/27	475,000	476
4.700%, 5/15/30	100,000	99

Total		23,562

Utilities (3.4%)
Chile Electricity Lux MPC SARL
5.672%, 10/20/35 144A	1,100,000	1,100
6.010%, 1/20/33 144A	1,023,000	1,049
Constellation Energy Generation LLC 6.500%, 10/1/53	1,000,000	1,048
ContourGlobal Power Holdings SA 6.750%, 2/28/30 144A	700,000	703
Duke Energy Corp. 3.750%, 4/1/31 EUR ∞	2,100,000	2,275
Edison International 5.750%, 6/15/27	600,000	606

Corporate Bonds (44.6%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Electricite de France SA
5.750%, 1/13/35 144A	1,500,000	1,521
6.000%, 4/22/64 144A	1,300,000	1,229
6.250%, 5/23/33 144A	1,200,000	1,270
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 6/15/33 144A µ,a	1,500,000	1,687
Exelon Corp. 5.450%, 3/15/34	1,200,000	1,220
Georgia Power Co. 5.250%, 3/15/34	1,200,000	1,211
Monongahela Power Co. 5.850%, 2/15/34 144A	900,000	929
Nakilat, Inc.
6.067%, 12/31/33 §	769,930	799
6.267%, 12/31/33 144A	389,389	405
Niagara Energy SAC 5.746%, 10/3/34 144A	1,500,000	1,483
NPC Ukrenergo 6.875%, 11/9/28 §,j	200,000	153
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	94
2.500%, 2/1/31	100,000	86
2.950%, 3/1/26	100,000	98
3.150%, 1/1/26	1,600,000	1,579
3.300%, 3/15/27	200,000	194
3.300%, 12/1/27	800,000	768
3.300%, 8/1/40	2,700,000	1,985
3.450%, 7/1/25	300,000	299
3.500%, 6/15/25	1,500,000	1,496
3.750%, 7/1/28	100,000	96
4.200%, 6/1/41	100,000	80
4.250%, 3/15/46	100,000	78
4.450%, 4/15/42	300,000	245
4.550%, 7/1/30	500,000	484
5.700%, 3/1/35	1,500,000	1,500
PacifiCorp 5.450%, 2/15/34	2,200,000	2,218
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,347
6.150%, 5/21/48 §	3,300,000	3,183
PPL Electric Utilities Corp. 4.850%, 2/15/34	950,000	939
Southern California Edison Co.
5.200%, 6/1/34	1,100,000	1,074
5.650%, 10/1/28	1,250,000	1,280
Southern California Gas Co. 5.050%, 9/1/34	1,400,000	1,383
Thames Water Utilities Finance PLC 5.500%, 2/11/41 GBP §,∞	1,225,000	1,190
Thames Water Utilities, Ltd. 0.000%, 3/22/27 144A GBP PO∞	9,188	9
Tierra Mojada Luxembourg II SARL 5.750%, 12/1/40 §	1,791,781	1,667
Virginia Electric & Power Co. 5.000%, 1/15/34	2,000,000	1,975

Total		44,035

Total Corporate Bonds (Cost: $626,023)		584,224

Multi-Sector Bond Portfolio

Governments (23.2%)	Shares/ Par +	Value $ (000’s)

Governments (23.2%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,039
2.700%, 9/2/70 §	900,000	496
3.125%, 9/30/49 §	7,500,000	5,119
3.875%, 4/16/50 §	1,500,000	1,171
Angolan Government International Bond
8.000%, 11/26/29 §	1,200,000	1,063
9.125%, 11/26/49 §	1,600,000	1,232
Argentine Republic Government International Bond
1.000%, 7/9/29	364,910	283
1.750%, 7/9/30	704,754	512
4.875%, 7/9/41	14,493,196	8,392
5.000%, 7/9/35	5,922,164	3,695
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,507
Avenir Issuer IV Ireland DAC 6.000%, 10/25/27 §	3,400,000	3,194
Bank Gospodarstwa Krajowego 5.750%, 7/9/34 144A	2,200,000	2,242
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	460
Benin Government International Bond
6.875%, 1/19/52 EUR §,∞	400,000	346
7.960%, 2/13/38 144A	2,000,000	1,868
Brazilian Government International Bond
5.000%, 1/27/45	1,000,000	756
6.125%, 3/15/34	3,400,000	3,305
7.125%, 5/13/54	2,250,000	2,151
Chile Government International Bond
3.750%, 1/14/32 EUR ∞	2,100,000	2,265
3.875%, 7/9/31 EUR ∞	1,900,000	2,071
4.850%, 1/22/29	1,200,000	1,207
Colombia Government International Bond
4.500%, 3/15/29	3,800,000	3,574
5.000%, 6/15/45	6,000,000	4,028
5.200%, 5/15/49	200,000	133
8.000%, 11/14/35	1,000,000	1,005
Costa Rica Government International Bond 7.300%, 11/13/54 144A	800,000	826
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	499
4.875%, 9/23/32 §	1,700,000	1,542
6.500%, 2/15/48 144A	2,800,000	2,636
6.500%, 2/15/48 §	1,000,000	941
Ecuador Government International Bond
0.000%, 7/31/30 144A PO	323,958	155
5.000%, 7/31/40 144A	1,225,800	545
5.500%, 7/31/35 144A	2,165,874	1,063
5.500%, 7/31/35 §	2,961,000	1,454
6.900%, 7/31/30 §	2,250,000	1,337
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	6,550,000	6,011
7.500%, 2/16/61 144A	1,900,000	1,268
7.500%, 2/16/61 §	800,000	534
8.625%, 2/4/30 144A	1,800,000	1,741
El Salvador Government International Bond
9.250%, 4/17/30 144A	2,200,000	2,289
9.650%, 11/21/54 144A	1,000,000	1,002

Governments (23.2%)	Shares/ Par +	Value $ (000’s)

Governments continued
European Union 3.000%, 12/4/34 EUR §,∞	13,100,000	13,935
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	529
7.696%, 2/23/38 §	600,000	486
7.875%, 2/16/32 §	2,800,000	2,492
9.625%, 6/9/31 144A	800,000	790
Ghana Government International Bond
0.000%, 1/3/30 144A PO	311,062	240
0.000%, 7/3/26 144A PO	139,200	131
5.000%, 7/3/35 144A	2,018,400	1,439
5.000%, 7/3/29 144A	1,403,600	1,227
Guatemala Government Bond
6.050%, 8/6/31 144A	1,200,000	1,195
6.600%, 6/13/36 144A	1,700,000	1,709
Hungary Government International Bond
5.375%, 9/12/33 EUR §,∞	4,400,000	4,972
5.500%, 3/26/36 144A	1,400,000	1,339
6.125%, 5/22/28 144A	1,200,000	1,232
Israel Government International Bond
1.750%, 8/31/25 ILS ∞	7,200,000	1,938
5.625%, 2/19/35	6,800,000	6,756
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	515
5.875%, 10/17/31 144A EUR ∞	300,000	304
6.625%, 3/22/48 144A EUR ∞	900,000	759
6.625%, 3/22/48 EUR §,∞	800,000	674
6.875%, 10/17/40 144A EUR ∞	400,000	363
6.875%, 10/17/40 EUR §,∞	100,000	91
8.075%, 4/1/36 144A	1,200,000	1,150
Kenya Government International Bond
9.500%, 3/5/36 144A	1,800,000	1,652
9.750%, 2/16/31 144A	1,400,000	1,370
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	299
5.850%, 7/7/30 144A	400,000	369
7.500%, 1/13/29 144A	800,000	800
Lebanon Government International Bond
6.000%, 1/27/49 §,j	1,750,000	280
6.100%, 10/4/49 §,j	1,800,000	290
6.850%, 3/23/27 §,j	1,750,000	281
Mexican Udibonos 4.000%, 8/24/34 MXN ∞	56,595,396	2,574
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	340
5.500%, 12/11/42 §	800,000	712
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	539
Oman Government International Bond
6.000%, 8/1/29 §	900,000	924
6.250%, 1/25/31 144A	2,300,000	2,389
6.500%, 3/8/47 §	500,000	506
6.750%, 1/17/48 §	1,100,000	1,136
Panama Government International Bond
4.500%, 4/16/50	1,300,000	825
6.700%, 1/26/36	1,900,000	1,817
6.853%, 3/28/54	3,800,000	3,319
7.500%, 3/1/31	2,900,000	2,997
8.125%, 4/28/34	100,000	107

Multi-Sector Bond Portfolio

Governments (23.2%)	Shares/ Par +	Value $ (000’s)

Governments continued
Perusahaan Penerbit SBSN Indonesia III
3.550%, 6/9/51 §	1,400,000	981
3.800%, 6/23/50 §	1,400,000	1,027
RAK Capital 5.000%, 3/12/35 §	1,500,000	1,516
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR §,∞	1,000,000	850
9.500%, 7/31/31 §	900,000	843
Republic of Indonesia 3.650%, 9/10/32 EUR ∞	1,400,000	1,479
Republic of Pakistan
6.000%, 4/8/26 §	2,400,000	2,275
7.375%, 4/8/31 §	700,000	597
Republic of Paraguay
5.600%, 3/13/48 §	600,000	528
6.000%, 2/9/36 §	1,300,000	1,299
6.100%, 8/11/44 §	300,000	284
Republic of Peru
3.300%, 3/11/41	2,700,000	1,974
6.900%, 8/12/37 144A PEN ∞	5,500,000	1,471
Republic of Poland Government International Bond
5.125%, 9/18/34	2,900,000	2,875
5.500%, 3/18/54	1,000,000	938
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,130
4.875%, 4/14/26	600,000	595
5.000%, 10/12/46	500,000	344
5.750%, 9/30/49	2,100,000	1,547
7.950%, 11/19/54 144A	1,100,000	1,035
8.000%, 1/31/30 ZAR ∞	17,700,000	924
8.875%, 2/28/35 ZAR ∞	97,400,000	4,754
Republic of Uzbekistan International Bond 5.375%, 5/29/27 144A EUR ∞	700,000	765
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,126
5.250%, 5/30/32 144A EUR ∞	1,000,000	1,041
5.625%, 2/22/36 144A EUR ∞	1,700,000	1,700
6.375%, 9/18/33 144A EUR ∞	2,500,000	2,754
Saudi International Bond
3.375%, 3/5/32 144A EUR ∞	4,750,000	5,068
4.500%, 10/26/46 §	9,300,000	7,631
5.000%, 1/16/34 144A	10,000,000	9,927
5.750%, 1/16/54 144A	700,000	668
Senegal Government International Bond
4.750%, 3/13/28 EUR §,∞	700,000	657
5.375%, 6/8/37 EUR §,∞	600,000	433
6.750%, 3/13/48 §	800,000	522
7.750%, 6/10/31 §	2,100,000	1,778
Serbia International Bond
1.500%, 6/26/29 EUR §,∞	4,400,000	4,251
1.650%, 3/3/33 144A EUR ∞	700,000	590
6.500%, 9/26/33 §	1,500,000	1,544
Sri Lanka Government International Bond
3.100%, 1/15/30 144A	404,001	356
3.350%, 3/15/33 144A	792,441	620
3.600%, 6/15/35 144A	535,080	361
3.600%, 5/15/36 144A	371,358	288
3.600%, 2/15/38 144A	743,028	582

Governments (23.2%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.000%, 4/15/28 144A	499,302	467
State of Minas Gerais 5.333%, 2/15/28 §	60,000	60
Turkiye Government International Bond
4.875%, 4/16/43	6,200,000	4,317
5.750%, 5/11/47	4,400,000	3,289
5.875%, 5/21/30 EUR ∞	2,850,000	3,152
44.165%, (Turkish Lira Overnight Reference Rate plus 48.640%), 9/6/28 TRY ∞	51,100,000	1,273
Ukraine Government International Bond
0.000%, 2/1/30 144A PO	377,887	193
0.000%, 2/1/34 144A PO	1,412,114	554
0.000%, 2/1/35 144A PO	262,560	144
0.000%, 8/1/41 PO §	724,000	521
1.750%, 2/1/34 144A	1,865,284	989
1.750%, 2/1/35 144A	2,281,007	1,186
1.750%, 2/1/36 144A	2,498,410	1,280
1.750%, 2/1/29 144A	273,201	176
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	569
3.771%, 5/24/61	5,400,000	3,135
4.490%, 5/25/32 EUR ∞	1,700,000	1,813
4.500%, 1/31/50	2,300,000	1,650
6.000%, 5/7/36	2,600,000	2,511
6.350%, 2/9/35	1,700,000	1,703
6.400%, 5/7/54	1,150,000	1,050
6.875%, 5/13/37	3,700,000	3,787
US Treasury
4.000%, 11/15/42 b	19,800,000	18,470
4.125%, 8/15/44	3,300,000	3,092
4.625%, 5/15/44	15,100,000	15,149
4.625%, 5/15/54 b	4,500,000	4,515
4.750%, 11/15/43 b	8,700,000	8,888
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	5
7.000%, 3/31/38 §,j	3,104,000	566
7.650%, 4/21/25 §,j	1,955,000	340
8.250%, 10/13/24 §,j	2,356,000	412
9.000%, 5/7/23 §,j	32,000	6
9.250%, 5/7/28 §,j	1,741,000	327
9.375%, 1/13/34 j	1,400,000	315

Total		303,581

Total Governments (Cost: $323,078)		303,581

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	120
Bay Area Toll Authority 6.918%, 4/1/40 RB	100,000	113
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	239
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	1,890,000	1,739
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	108
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	235

Multi-Sector Bond Portfolio

Municipal Bonds (0.2%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	109
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	94,000	103
New York State Urban Development Corp. 5.770%, 3/15/39 RB	80,000	82

Total Municipal Bonds (Cost: $2,760)		2,848

Structured Products (33.2%)
Asset Backed Securities (13.1%)
ABFC Trust, Series 2007-WMC1, Class A1A
5.685%, (US SOFR 1 Month plus 1.365%), 6/25/37	7,371,776	5,317
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
5.335%, (US SOFR 1 Month plus 1.015%), 12/25/34	1,179,948	1,058
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
5.230%, (US SOFR 1 Month plus 0.910%), 1/25/35	30,497	29
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
4.735%, (US SOFR 1 Month plus 0.415%), 7/25/36	6,840,950	1,560
ACHV ABS Trust, Series 2023-4CP, Class C 7.710%, 11/25/30 144A	594,750	597
ACHV ABS Trust, Series 2024-2PL, Class A 5.070%, 10/27/31 144A	294,799	295
ACHV ABS Trust, Series 2024-2PL, Class B 5.430%, 10/27/31 144A	862,960	866
ACHV ABS Trust, Series 2024-3AL, Class A 5.010%, 12/26/31 144A	316,855	317
ACHV ABS Trust, Series 2024-3AL, Class B 5.450%, 12/26/31 144A	1,725,633	1,734
ACHV ABS Trust, Series 2024-3AL, Class C 5.680%, 12/26/31 144A	500,000	502
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
5.435%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	41,464	39
Affirm Master Trust, Series 2025-1A, Class A 4.990%, 2/15/33 144A	1,300,000	1,307
AIMCO CLO, Series 2015-AA, Class AR3
5.553%, (US SOFR 3 Month plus 1.250%), 10/17/34 144A	1,200,000	1,200
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
5.305%, (US SOFR 1 Month plus 0.985%), 7/25/34	3,092	3
Ares European CLO, Series 10A, Class AR
3.565%, (EURIBOR 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	614,361	664
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
5.335%, (US SOFR 1 Month plus 1.015%), 6/25/35	56,789	56

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Atlas Senior Loan Fund XV Ltd, Series 2024- 15A, Class A1R
5.510%, (US SOFR 3 Month plus 1.220%), 10/23/32 144A	2,312,989	2,312
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A 5.360%, 6/20/30 144A	4,000,000	4,082
Babson CLO, Ltd., Series 2018-1A, Class A1
5.514%, (US SOFR 3 Month plus 1.212%), 4/15/31 144A	2,453,462	2,453
Bain Capital Euro CLO, Series 2018-2A, Class AR
3.484%, (EURIBOR 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	200,579	217
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
5.685%, (US SOFR 1 Month plus 1.365%), 8/25/37	19,266	19
Bluemountain CLO, Ltd., Series 2016-3A, Class AR12
5.523%, (US SOFR 3 Month plus 1.200%), 11/15/30 144A	1,821,478	1,821
Cairn CLO X BV, Series 2018-10A, Class AR
3.565%, (EURIBOR 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	590,955	639
Capital Street Master Trust, Series 2024-1, Class A
5.699%, (US 30 Day Average SOFR plus 1.350%), 10/16/28 144A	1,300,000	1,300
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
3.485%, (EURIBOR 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	637,201	685
CarMax Auto Owner Trust, Series 2025-A, Class A3 4.770%, 9/17/29	3,700,000	3,710
CarMax Auto Owner Trust, Series 2025-A, Class B 5.010%, 9/16/30	2,200,000	2,208
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3
5.200%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	6,382
Carvana Auto Receivables Trust, Series 2023- P1, Class A3 5.980%, 12/10/27 144A	1,192,987	1,200
CBAM CLO Management LLC, Series 2019- 10A, Class A1R
5.675%, (US SOFR 3 Month plus 1.382%), 4/20/32 144A	2,507,967	2,508
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
4.855%, (US SOFR 1 Month plus 0.535%), 12/25/36	68,617	68
Citigroup Mortgage Loan Trust, Series 2007- FS1, Class 2A1A
4.616%, (US SOFR 1 Month plus 1.115%), (AFC), 10/25/37 144A	6,539,443	5,940

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust, Series 2004-9, Class MV4
6.010%, (US SOFR 1 Month plus 1.690%), 11/25/34	46,925	47
Countrywide Asset-Backed Certificates Trust, Series 2005-AB4, Class 2A4
5.135%, (US SOFR 1 Month plus 0.815%), 3/25/36	59,381	52
Countrywide Asset-Backed Certificates Trust, Series 2006-1, Class AF5 4.428%, (AFC), 7/25/36 Σ	69,409	66
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A
4.715%, (US SOFR 1 Month plus 0.395%), 6/25/37	297,264	282
Countrywide Asset-Backed Certificates Trust, Series 2006-5, Class M1
4.960%, (US SOFR 1 Month plus 0.640%), 8/25/36	1,129,497	1,108
Countrywide Asset-Backed Certificates Trust, Series 2006-BC3, Class M2
4.915%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	852
Countrywide Asset-Backed Certificates Trust, Series 2007-1, Class 2A3
4.575%, (US SOFR 1 Month plus 0.255%), 7/25/37	979	1
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 1A
5.275%, (US SOFR 1 Month plus 0.955%), 10/25/47	804,113	786
Countrywide Asset-Backed Certificates Trust, Series 2007-9, Class 1A
4.635%, (US SOFR 1 Month plus 0.315%), 6/25/47	656,376	577
Countrywide Asset-Backed Certificates Trust, Series 2007-SEA1, Class 1A1
5.535%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	874,157	711
CPS Auto Trust, Series 2024-A, Class B 5.650%, 5/15/28 144A	1,725,000	1,734
CPS Auto Trust, Series 2024-A, Class C 5.740%, 4/15/30 144A	1,575,000	1,591
CPS Auto Trust, Series 2024-D, Class A 4.910%, 6/15/28 144A	485,991	486
CPS Auto Trust, Series 2024-D, Class B 4.650%, 3/15/29 144A	800,000	800
CPS Auto Trust, Series 2024-D, Class C 4.760%, 1/15/31 144A	1,000,000	995
CRB Securitization Trust, Series 2023-1, Class A 6.960%, 10/20/33 144A	357,599	360
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
4.827%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,485	1
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
3.435%, (EURIBOR 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	598,503	647

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Drive Auto Receivables Trust, Series 2024-2, Class B 4.520%, 7/16/29	5,100,000	5,091
Drive Auto Receivables Trust, Series 2024-2, Class C 4.670%, 5/17/32	3,000,000	2,992
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
5.485%, (US SOFR 1 Month plus 1.165%), 5/25/37 144A	148,362	145
Euro-Galaxy III CLO DAC, Series 2013-3A, Class ARRR
3.291%, (EURIBOR 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	299,050	323
Exeter Automobile Receivables Trust, Series 2024-1A, Class B 5.290%, 8/15/28	500,000	501
Exeter Automobile Receivables Trust, Series 2024-1A, Class C 5.410%, 5/15/30	500,000	504
Exeter Automobile Receivables Trust, Series 2024-5A, Class B 4.480%, 4/16/29	2,700,000	2,693
Exeter Automobile Receivables Trust, Series 2024-5A, Class C 4.640%, 1/15/30	2,100,000	2,098
Exeter Automobile Receivables Trust, Series 2025-2A, Class C 5.160%, 7/15/31	3,500,000	3,514
Ford Auto Securitization Trust, Series 2023- BA, Class A1 5.889%, 5/15/26 144A CAD ∞	14,515	10
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2 5.490%, 1/16/29 144A	546,208	549
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B 5.550%, 5/15/29 144A	1,000,000	1,011
Fremont Home Loan Trust, Series 2005-2, Class M4
5.365%, (US SOFR 1 Month plus 1.045%), 6/25/35	300,000	277
GLS Auto Receivables Trust, Series 2024-1A, Class B 5.490%, 7/17/28 144A	1,200,000	1,209
GLS Auto Receivables Trust, Series 2024-2A, Class B 5.770%, 11/15/28 144A	1,200,000	1,215
GLS Auto Select Receivables Trust, Series 2023-2A, Class B 6.670%, 12/17/29 144A	2,000,000	2,073
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880%, 7/25/59 144A	516,421	521
GreenSky Home Improvement Trust, Series 2024-1, Class A3 5.550%, 7/25/59 144A	500,000	507
GreenSky Home Improvement Trust, Series 2024-1, Class B 5.870%, 7/25/59 144A	1,400,000	1,419

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
GreenSky Home Improvement Trust, Series 2024-1, Class C 6.360%, 7/25/59 144A	500,000	509
GreenSky Home Improvement Trust, Series 2025-1A, Class A1 4.749%, 3/25/26 144A	500,000	500
GSAA Home Equity Trust, Series 2006-17, Class A1
4.555%, (US SOFR 1 Month plus 0.235%), 11/25/36	44,450	11
GSAMP Trust, Series 2004-WF, Class M2
6.085%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	12
GSAMP Trust, Series 2007-FM2, Class A2B
4.525%, (US SOFR 1 Month plus 0.205%), 1/25/37	137,450	82
GSAMP Trust, Series 2007-NC1, Class A2A
4.535%, (US SOFR 1 Month plus 0.215%), 12/25/46	11,146	5
Harvest CLO XX DAC, Series 2020-A, Class AR
3.424%, (EURIBOR 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	472,825	511
Henley Funding, Ltd., Series 2024-7A, Class AR
3.663%, (EURIBOR 3 Month ACT/360 plus 0.990%), 4/25/34 144A EUR ∞	1,400,000	1,513
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A 5.490%, 6/25/27 144A	2,600,000	2,616
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
4.775%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	439
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
5.215%, (US SOFR 1 Month plus 0.895%), 11/25/35	101,089	93
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
4.595%, (US SOFR 1 Month plus 0.275%), 7/25/37	286,929	156
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
4.735%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	387
KKR Financial CLO, Ltd., Series 9, Class AR2
5.514%, (US SOFR 3 Month plus 1.212%), 7/15/30 144A	376,872	377
LCM XV LP, Series 2015-A, Class AR2
5.555%, (US SOFR 3 Month plus 1.262%), 7/20/30 144A	149,310	149
LCM, Ltd., Series 31A, Class AR
5.573%, (US SOFR 3 Month plus 1.280%), 7/20/34 144A	1,000,000	999
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
5.035%, (US SOFR 1 Month plus 0.715%), 2/25/36	49,115	42

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
4.975%, (US SOFR 1 Month plus 0.655%), 5/25/46	265,108	79
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
4.735%, (US SOFR 1 Month plus 0.415%), 5/25/36	1,313,955	690
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
3.585%, (EURIBOR 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	299,350	323
Magnetite CLO, Ltd., Series 2015-12A, Class AR4
5.452%, (US SOFR 3 Month plus 1.150%), 10/15/31 144A	1,774,679	1,775
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
3.595%, (EURIBOR 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	113,901	123
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
5.215%, (US SOFR 1 Month plus 0.895%), 2/25/34	596,521	598
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
5.335%, (US SOFR 1 Month plus 1.015%), 4/25/34	56,051	55
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
4.735%, (US SOFR 1 Month plus 0.415%), 3/25/36	7,139,987	6,620
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
4.635%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,882,595	561
MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3
4.755%, (US SOFR 1 Month plus 0.435%), 11/25/36	1,501,488	882
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
4.735%, (US SOFR 1 Month plus 0.415%), 10/25/36	1,169,771	377
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
5.335%, (US SOFR 1 Month plus 1.015%), 2/25/47	627,130	366
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
5.305%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,172,379	5,107
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
5.015%, (US SOFR 1 Month plus 0.695%), 1/25/35	132,509	133
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
5.140%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	160

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
5.425%, (US SOFR 1 Month plus 1.105%), 6/25/35	45,965	46
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
4.755%, (US SOFR 1 Month plus 0.435%), 9/25/36	56,320	25
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
4.575%, (US SOFR 1 Month plus 0.255%), 10/25/36	50,420	22
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
4.685%, (US SOFR 1 Month plus 0.365%), 3/25/37	50,531	21
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
5.785%, (US SOFR 1 Month plus 1.465%), 2/25/33	9,675	10
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
4.665%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,642,115	1,359
Neuberger Berman CLO, Ltd., Series 2013-14A, Class AR2
5.591%, (US SOFR 3 Month plus 1.292%), 1/28/30 144A	1,924,603	1,925
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
3.484%, (EURIBOR 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	680,374	734
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A 5.410%, 11/14/29 144A	2,000,000	2,022
OneMain Financial Issuance Trust, Series 2023-2A, Class A2
5.850%, (US 30 Day Average SOFR plus 1.500%), 9/15/36 144A	2,100,000	2,125
OZLM, Ltd., Series 2017-17A, Class A1RR
5.443%, (US SOFR 3 Month plus 1.150%), 7/20/30 144A	422,221	422
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A 5.183%, 6/15/32 144A	793,355	796
Pagaya AI Debt Grantor Trust, Series 2024-10, Class B 5.750%, 6/15/32 144A	499,958	503
Pagaya AI Debt Grantor Trust, Series 2024-10, Class C 5.992%, 6/15/32 144A	499,958	502
Pagaya AI Debt Trust, Series 2023-3, Class B 9.570%, 12/16/30 144A	999,801	1,012
Pagaya AI Debt Trust, Series 2024-3, Class A 6.258%, 10/15/31 144A	1,840,708	1,855
RAAC Series, Series 2007-RP4, Class A
5.135%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	135,191	123
Rad CLO 4, Ltd., Series 2019-4A, Class AR
5.530%, (US SOFR 3 Month plus 1.230%), 4/25/32 144A	736,054	736

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 7.147%, (AFC), 6/25/44 144A Σ	2,020,175	2,038
RCKT Mortgage Trust, Series 2024-CES6, Class A1A 5.344%, (AFC), 9/25/44 144A Σ	908,549	906
Reach ABS Trust, Series 2024-2A, Class A 5.880%, 7/15/31 144A	284,817	286
Reach ABS Trust, Series 2024-2A, Class B 5.840%, 7/15/31 144A	3,500,000	3,543
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6 5.340%, 1/25/37 Σ	1,514,158	460
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.115%, (US SOFR 1 Month plus 0.795%), (AFC), 4/25/37	978,016	943
Santander Drive Auto Receivables Trust, Series 2023-5, Class C 6.430%, 2/18/31	1,600,000	1,668
Santander Drive Auto Receivables Trust, Series 2023-6, Class C 6.400%, 3/17/31	812,500	842
Santander Drive Auto Receivables Trust, Series 2025-2, Class A3 4.670%, 8/15/29	4,700,000	4,710
Santander Drive Auto Receivables Trust, Series 2025-2, Class B 4.870%, 5/15/31	500,000	502
Santander Drive Auto Receivables Trust, Series 2025-2, Class C 5.060%, 5/15/31	3,000,000	3,010
Saranac CLO, Ltd., Series 2018-6A, Class A1R
5.699%, (US SOFR 3 Month plus 1.402%), 8/13/31 144A	1,089,292	1,089
Saxon Asset Securities Trust, Series 2006-1, Class M1
4.900%, (US SOFR 1 Month plus 0.580%), (AFC), 3/25/36	119,123	116
SMB Private Education Loan Trust, Series 2024-C, Class A1A 5.500%, 6/17/52 144A	1,258,456	1,283
SMB Private Education Loan Trust, Series 2024-C, Class A1B
5.447%, (US 30 Day Average SOFR plus 1.100%), 6/17/52 144A	449,449	449
SMB Private Education Loan Trust, Series 2024-D, Class A1A 5.380%, 7/15/53 144A	2,108,381	2,142
SMB Private Education Loan Trust, Series 2024-D, Class A1B
5.447%, (US 30 Day Average SOFR plus 1.100%), 7/15/53 144A	2,475,056	2,475
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
5.542%, (US SOFR 3 Month plus 1.242%), 7/25/30 144A	356,418	356

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-2, Class M2
4.960%, (US SOFR 1 Month plus 0.640%), 3/25/36	38,314	38
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
4.995%, (US SOFR 1 Month plus 0.675%), 5/25/36	66,386	65
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
4.900%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,689,510	5,910
Stream Innovations Issuer Trust, Series 2024- 1A, Class A 6.270%, 7/15/44 144A	377,451	394
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
5.200%, (US SOFR 1 Month plus 0.880%), 8/25/35	177,066	172
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
4.585%, (US SOFR 1 Month plus 0.265%), 9/25/36	1,396	1
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
4.775%, (US SOFR 1 Month plus 0.455%), 12/25/36	73,713	72
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
4.855%, (US SOFR 1 Month plus 0.535%), 2/25/37	32,828	32
Toro European CLO DAC, Series 6A, Class AR
3.709%, (EURIBOR 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	494,422	532
Toro European CLO DAC, Series 7A, Class ARE
3.366%, (EURIBOR 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	249,551	268
Tralee CLO VI, Ltd., Series 2024-6A, Class A1RR
5.520%, (US SOFR 3 Month plus 1.220%), 10/25/32 144A	878,865	878
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR
5.630%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	1,600,000	1,599
Trinitas CLO XIV, Ltd., Series 2020-14A, Class A1R
5.640%, (US SOFR 3 Month plus 1.340%), 1/25/34 144A	3,500,000	3,496
TSTAT, Ltd., Series 2022-1A, Class A1RR 5.443%, (US SOFR 3 Month plus 1.150%), 7/20/37 144A	567,880	568
Venture CDO, Ltd., Series 2017-28A, Class A1R
5.545%, (US SOFR 3 Month plus 1.252%), 7/20/30 144A	67,149	67

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Venture CDO, Ltd., Series 2018-33A, Class A1LR
5.624%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	589,119	589
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A
4.735%, (US SOFR 1 Month plus 0.415%), 1/25/37	89,262	77
World Omni Auto Receivables Trust, Series 2024-B, Class A3 5.270%, 9/17/29	800,000	808

Total		171,708

Mortgage Securities (20.1%)
Angel Oak Mortgage Trust, Series 2024-8, Class A1 6.338%, (AFC), 5/27/69 144A Σ	3,382,199	3,370
ATLX Trust, Series 2024-RPL1, Class A1 4.850%, (AFC), 4/25/64 144A Σ	950,805	914
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A 2.627%, 1/15/32 144A	2,350,000	2,099
Banc of America Funding Trust, Series 2006-J, Class 4A1 5.109%, (CSTR), 1/20/47	20,772	18
Banc of America Funding Trust, Series 2007-6, Class A1
5.015%, (US SOFR 1 Month plus 0.695%), 7/25/37	32,087	30
BCAP LLC Trust, Series 2009-RR14, Class 2A2 3.973%, (CSTR), 7/26/36 144A	14,074	12
BCAP LLC Trust, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,005,965	796
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 6.091%, (CSTR), 7/25/34	715	1
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 4.429%, (CSTR), 6/25/47	47,324	42
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 4.346%, (CSTR), 11/25/36	101,343	46
Benchmark Mortgage Trust, Series 2024-V12, Class A3 5.738%, 12/15/57	2,200,000	2,276
BMO Mortgage Trust, Series 2024-5C5, Class A2 5.462%, 2/15/57	1,500,000	1,524
BMO Mortgage Trust, Series 2024-5C5, Class A3 5.857%, 2/15/57	5,800,000	5,986
BMO Mortgage Trust, Series 2024-5C8, Class A2 5.152%, 12/15/57	2,100,000	2,122
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1 3.250%, (AFC), 9/25/63 144A	6,297,613	5,643
Chase Home Lending Mortgage Trust, Series 2024-RPL1, Class A1A 3.250%, (AFC), 3/25/64 144A	1,293,463	1,158

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A 3.250%, (AFC), 8/25/64 144A	1,318,304	1,168
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A 3.250%, (AFC), 9/25/64 144A	1,333,692	1,183
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1A 3.375%, (AFC), 12/25/64 144A	3,181,866	2,844
CIM Trust, Series 2024-R1, Class A1 4.750%, (AFC), 6/25/64 144A	904,831	890
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,205	1
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA 4.821%, (CSTR), 9/25/37	5,101	5
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A 5.438%, (CSTR), 9/25/37	3,384	3
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 4.775%, (CSTR), 3/25/37	236,087	205
COLT Mortgage Loan Trust, Series 2024-3, Class A1 7.393%, (AFC), 6/25/69 144A ∑	880,822	890
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	6,958	7
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	256,108	117
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
5.094%, (US SOFR 1 Month plus 0.775%), 11/20/35	3,096	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
6.115%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	8,709	8
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	96,289	53
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	78,592	71
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	636	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	143,732	80
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	103,826	37
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
4.935%, (US SOFR 1 Month plus 0.615%), 4/25/36	322,038	113

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 5.321%, (CSTR), 5/25/36	3,794	4
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
4.624%, (US SOFR 1 Month plus 0.305%), 9/20/46	3,522	4
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
4.629%, (US SOFR 1 Month plus 0.310%), 12/20/46	17,789	16
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
4.854%, (US SOFR 1 Month plus 0.535%), 5/20/46	239,550	211
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
4.854%, (US SOFR 1 Month plus 0.535%), 7/20/46	5,100	4
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	217,065	96
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
4.685%, (US SOFR 1 Month plus 0.365%), 6/25/37	3,000,935	2,496
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
4.715%, (US SOFR 1 Month plus 0.395%), 4/25/47	20,744	19
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1 5.145%, (CSTR), 10/25/35	8,069	6
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1 5.807%, (CSTR), 12/20/35	208	–	π
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	13,118	4
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	94,340	43
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
5.595%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,967	9
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
4.975%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,138	259
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1 4.330%, (CSTR), 3/25/37	4,270	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	191	–	π

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2 5.643%, (CSTR), 9/27/35 144A	121,492	103
Credit Suisse Mortgage Trust, Series 2021- RPL3, Class A1 2.000%, 1/25/60 144A	5,858,351	5,136
Cross Mortgage Trust, Series 2024-H4, Class A1 7.147%, (AFC), 7/25/69 144A Σ	863,469	873
Cross Mortgage Trust, Series 2024-H6, Class A1 5.129%, (AFC), 9/25/69 144A	2,300,514	2,288
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	250,683	210
EMF-NL BV, Series 2008-APRX, Class A2
3.548%, (EURIBOR 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	21,724	23
Federal Home Loan Mortgage Corp. 5.500%, 12/1/52	17,765,360	17,795
Federal Home Loan Mortgage Corp., Series 5426, Class CF
5.229%, (US 30 Day Average SOFR plus 0.900%), 12/15/50	2,089,223	2,073
Federal National Mortgage Association, Series 2003-W6, Class F
4.804%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	10,704	11
Federal National Mortgage Association, Series 2024-54, Class FC
5.310%, (US 30 Day Average SOFR plus 0.970%), 8/25/54	1,987,018	1,984
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	146,969	48
GCAT Trust, Series 2024-NQM2, Class A1 7.359%, (AFC), 6/25/59 144A Σ	748,069	753
Government National Mortgage Association, Series 2019-H20, Class FC
4.923%, (US SOFR 1 Month plus 0.615%), 11/20/69	93,368	93
Government National Mortgage Association, Series 2020-H08, Class FC
5.073%, (US SOFR 1 Month plus 0.765%), 2/20/70	41,277	41
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 6.697%, (CSTR), 9/25/35	338	–π
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	69,023	30
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 4.739%, (CSTR), 1/25/36	706	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 4.517%, (CSTR), 3/25/47	6,115	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
5.051%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	2,912	2

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
4.911%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	6,155	6
HomeBanc Mortgage Trust, Series 2005-1, Class A1
4.935%, (US SOFR 1 Month plus 0.615%), 3/25/35	2,166	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
4.875%, (US SOFR 1 Month plus 0.555%), 11/25/35	701,625	650
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 5.333%, (CSTR), 10/25/34	10,795	10
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
4.915%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	921	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
5.035%, (US SOFR 1 Month plus 0.715%), 7/25/35	7,000	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1 5.673%, (CSTR), 10/25/35	4,923	4
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 5.686%, (CSTR), 7/25/35	2,089	2
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 5.491%, (CSTR), 6/25/37	25,214	19
JP Morgan Mortgage Trust, Series 2024-5, Class A11
5.590%, (US 30 Day Average SOFR plus 1.250%), (AFC), 11/25/54 144A	1,222,353	1,223
LoanCore Issuer, Ltd., Series 2022-CRE7, Class A
5.899%, (US 30 Day Average SOFR plus 1.550%), 1/17/37 144A	3,477,777	3,465
Luminent Mortgage Trust, Series 2006-6, Class A1
4.835%, (US SOFR 1 Month plus 0.515%), 10/25/46	578,468	524
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 5.255%, (CSTR), 5/25/36	5,242	5
MF1, Series 2022-FL8, Class A
5.667%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	833,630	833
Mill City Mortgage Loan Trust, Series 2018-1, Class A1 3.250%, (AFC), 5/25/62 144A	274,257	271
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3 1.198%, (AFC), 7/25/55 144A	537,641	488
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A 7.864%, (AFC), 10/25/63 144A Σ	2,878,646	2,910
OBX Trust, Series 2023-NQM8, Class A1 8.045%, (AFC), 9/25/63 144A Σ	1,968,091	1,995

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2023-NQM9, Class A1 8.159%, (AFC), 10/25/63 144A Σ	3,678,382	3,750
OBX Trust, Series 2024-HYB2, Class A1 3.665%, (CSTR), 4/25/53 144A	2,652,781	2,619
OBX Trust, Series 2024-NQM8, Class A1
7.233%, (AFC), 5/25/64 144A Σ	814,900	825
OPEN Trust, Series 2023-AIR, Class A
7.408%, (US SOFR 1 Month plus 3.089%), 11/15/40 144A	1,530,952	1,536
Pretium Mortgage Credit Partners Trust, Series 2024-NPL8, Class A1 5.963%, (AFC), 11/25/54 144A Σ	943,897	944
PRPM Trust, Series 2023-NQM2, Class A1 7.250%, (AFC), 8/25/68 144A Σ	2,391,076	2,405
PRPM Trust, Series 2024-6, Class A1 5.699%, (AFC), 11/25/29 144A Σ	951,405	950
PRPM Trust, Series 2024-NQM1, Class A1 7.265%, (AFC), 12/25/68 144A Σ	829,937	837
PRPM Trust, Series 2024-NQM2, Class A1 7.292%, (AFC), 6/25/69 144A Σ	871,797	888
PRPM Trust, Series 2024-NQM3, Class A1 6.239%, (AFC), 8/25/69 144A Σ	2,537,106	2,520
RCKT Mortgage Trust, Series 2024-CES5, Class A1A 6.846%, (AFC), 8/25/44 144A Σ	1,600,035	1,605
RCKT Mortgage Trust, Series 2024-CES7, Class A1A 6.264%, (AFC), 10/25/44 144A Σ	1,098,146	1,092
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
4.815%, (US SOFR 1 Month plus 0.495%), 8/25/36	3,125	3
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
4.815%, (US SOFR 1 Month plus 0.495%), 9/25/36	9,488	9
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,309,808	901
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
5.395%, (US SOFR 1 Month plus 1.075%), 1/25/36	24,395	23
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A 4.554%, 11/25/63 144A	1,703,752	1,684
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
5.410%, (US SOFR 1 Month plus 1.090%), 12/25/35	47,806	47
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
4.755%, (US SOFR 1 Month plus 0.435%), 10/25/35	27,281	26
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
6.226%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	181,149	154

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
4.795%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	115,455	100
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
5.085%, (US SOFR 1 Month plus 0.765%), 12/25/35	3,655	3
Towd Point Mortgage Trust, Series 2015-4, Class B2 4.116%, (CSTR, AFC), 4/25/55 144A	2,500,000	2,412
Towd Point Mortgage Trust, Series 2017-2, Class M1 3.750%, (AFC), 4/25/57 144A	2,500,000	2,446
Towd Point Mortgage Trust, Series 2024-4, Class A1A 4.416%, (AFC), 10/27/64 144A	2,154,022	2,154
Towd Point Mortgage Trust, Series 2024-CES6, Class A1 5.725%, (AFC), 11/25/64 144A Σ	1,038,738	1,042
Uniform Mortgage Backed Security TBA
4.000%, 6/25/52	6,000,000	5,582
4.500%, 5/13/55	12,000,000	11,472
5.000%, 4/14/55	19,100,000	18,719
6.000%, 5/15/54	7,100,000	7,204
6.000%, 6/15/54	34,000,000	34,460
6.500%, 5/15/54	59,200,000	60,987
Verus Securitization Trust, Series 2023-4, Class A1 5.811%, (AFC), 5/25/68 144A Σ	710,576	711
Verus Securitization Trust, Series 2023-7, Class A1 7.070%, (AFC), 10/25/68 144A Σ	2,117,590	2,158
Verus Securitization Trust, Series 2024-INV1, Class A1 6.116%, (AFC), 3/25/69 144A Σ	2,938,626	2,963
Verus Securitization Trust, Series 2024-R1, Class A1 5.218%, 9/25/69 144A	939,652	938
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 5.676%, (CSTR, AFC), 2/25/33	381	–π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 4.028%, (CSTR), 10/25/36	10,451	9
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 4.601%, (CSTR), 3/25/36	85,691	75
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 5.081%, (CSTR), 8/25/36	5,178	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 4.091%, (CSTR), 2/25/37	1,961	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
5.335%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	201,286	163

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 7.125%, (CSTR), 7/25/37	19,893	18
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A2 5.439%, 11/15/57	3,300,000	3,373
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3 5.920%, (AFC), 11/15/57	2,600,000	2,707
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 6.697%, (CSTR), 4/25/36	16,396	16
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 6.662%, (CSTR), 11/25/37	13,801	12

Total		263,322

Total Structured Products (Cost: $437,808)		435,030

Bank Loan Obligations (4.4%)
Bank Loan Obligations (4.4%)
Air Canada, 6.319%, (US SOFR 1 Month plus 2.000%), 3/21/31	1,287,000	1,270
Albion Financing 3 SARL, 5.605%, (EURIBOR 3 Month ACT/360 plus 3.000%), 8/16/29 EUR ∞	1,400,000	1,502
Amentum Holdings, Inc., 6.575%, (US SOFR 1 Month plus 2.250%), 9/29/31	1,296,750	1,251
AmSurg Corp. First Out, 11.152%, (US SOFR 3 Month plus 6.750%), 7/20/26 Æ	281,436	281
AmSurg Corp. Last Out, 12.277%, (US SOFR 3 Month plus 7.875%), 11/3/28 Þ	1,059,850	1,060
Avolon TLB Borrower 1 LLC, 6.072%, (US SOFR 1 Month plus 1.750%), 6/24/30	1,155,352	1,154
Bank of Industry, Ltd., 4.185%, (EURIBOR 3 Month ACT/360 plus 1.700%), 8/23/27 EUR ∞	3,000,000	3,207
Charter Communications Operating LLC, 6.560%, (US SOFR 3 Month plus 2.250%), 12/15/31	566,781	565
Connect Finco SARL, 7.825%, (US SOFR 1 Month plus 3.500%), 12/11/26	340,250	338
Cotiviti, Inc., 7.073%, (US SOFR 1 Month plus 2.750%), 5/1/31	2,871,073	2,807
Directv Financing LLC, 9.802%, (US SOFR 1 Month plus 5.250%), 8/2/29	976,250	960
First Student Bidco, Inc., 6.799%, (US SOFR 3 Month plus 2.500%), 7/21/28	997,418	995
Fortress Intermediate 3, Inc., 8.075%, (US SOFR 1 Month plus 3.750%), 6/27/31	1,393,000	1,389
GFL Environmental Services, Inc., 6.819%, (US SOFR 3 Month plus 2.500%), 2/4/32	725,000	717
Global Medical Response, Inc., 9.790%, (US SOFR 1 Month plus 5.500%), 10/31/28 Þ	274,626	274
Goat Holdco LLC, 7.322%, (US SOFR 1 Month plus 3.000%), 1/27/32	1,300,000	1,290
Kaseya, Inc., 7.569%, (US SOFR 1 Monthplus 3.250%), 3/22/32	1,000,000	996
LifePoint Health, Inc., 8.052%, (US SOFR 3 Month plus 3.750%), 5/17/31	997,500	966

Structured Products (33.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
LifePoint Health, Inc., 7.817%, (US SOFR 3 Month plus 3.500%), 5/19/31	1,492,509	1,433
Modena Buyer LLC, 8.791%, (US SOFR 3 Month plus 4.500%), 7/1/31	641,447	620
Newfold Digital Holdings Group, Inc., 7.929%, (US SOFR 3 Month plus 3.500%), 2/10/28 Æ	2,588,154	1,928
Novelis Holdings, Inc., 6.299%, (US SOFR 3 Month plus 2.000%), 3/11/32	1,900,000	1,898
OCS Group Holdings, Ltd., 10.450%, (SONIOplus 5.750%), 11/27/31 GBP ∞	2,500,000	3,215
QualityTech LP, 7.814%, (US SOFR plus 3.500%), 10/30/31	1,400,000	1,397
Quikrete Holdings, Inc., 6.575%, (US SOFR 1 Month plus 2.250%), 2/10/32	1,300,000	1,284
Republic of Panama, 4.103%, (EURIBOR 6 Month ACT/360 plus 1.750%), 3/7/27 EUR ∞,Æ	1,900,000	2,050
Republic of Turkey, 9.127%, (EURIBOR 3 Month ACT/360 plus 6.210%), 4/27/31 EUR ∞,Æ	1,700,000	1,949
Restaurant Brands International, 6.075%, (US SOFR 1 Month plus 1.750%), 9/20/30	2,382,000	2,356
Rockpoint Gas Storage Partners LP, 10.000%, (US SOFR 1 Month plus 3.500%), 9/18/31	1,300,000	1,296
Rockpoint Gas Storage Partners LP, 7.295%, (US SOFR 3 Month plus 3.000%), 9/18/31	698,250	696
Setanta Aircraft Leasing DAC, 6.049%, (US SOFR 3 Month plus 1.750%), 11/5/28	2,000,000	2,005
SOCAR Turkey Energy, Inc., 5.931%, (EURIBOR 6 Month ACT/360 plus 3.450%), 8/11/26 EUR ∞	5,800,000	6,248
Standard Industries, Inc., 6.069%, (US SOFR 1 Month plus 2.000%), 9/22/28	394,725	394
Station Casinos LLC, 6.325%, (US SOFR 1 Month plus 2.250%), 3/14/31	1,188,000	1,181
Stepstone Group MidCo 2 GmbH, 6.889%, (EURIBOR 3 Month ACT/360 plus 4.500%), 12/4/31 EUR ∞	1,650,000	1,772
Stonepeak Nile Parent LLC, 7.069%, (US SOFR 1 Month plus 2.750%), 2/4/32	1,200,000	1,194
US Renal Care, Inc., 9.439%, (US SOFR 1 Month plus 5.000%), 6/20/28	994,937	925
VEON Amsterdam, 5.250%, (US SOFR plus 4.250%), 3/25/27 Æ	950,000	936
Wand NewCo 3, Inc., 6.825%, (US SOFR 1 Month plus 2.500%), 1/30/31	329,668	324
X Corp., 10.825%, (US SOFR 3 Month plus 6.500%), 10/26/29	2,100,000	2,086

Total Bank Loan Obligations (Cost: $58,950)		58,209

Warrants (0.0%)
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *,Æ	7,627	114
Spirit Airlines, Inc. 144A *,Æ	5,499	83

Total		197

Total Warrants (Cost: $162)		197

Multi-Sector Bond Portfolio

Short-Term Investments (4.4%)	Shares/ Par +	Value $ (000’s)
Governments (0.9%)
Egypt Government International Bond 4.750%, 4/11/25 EUR §,∞	2,100,000	2,264
US Treasury
0.000%, 4/17/25 b	2,685,000	2,680
0.000%, 5/29/25 b	101,000	101
0.000%, 6/5/25 b	233,000	231
0.375%, 7/15/25 b	6,720,557	6,732
Venezuela Government International Bond 7.650%, 4/21/25 §,j	400,000	70

Total		12,078

Repurchase Agreements (3.5%)
Bank of Nova Scotia repurchase (Purchased on 3/31/25, to be repurchased at CAD 10,005,216, collateralized by Province of Saskatchewan Government Bond, 3.900%, due 6/2/45, par and fair value of CAD 10,560,000 and CAD 10,110,672,respectively) 2.720%, 4/8/25 CAD ∞	10,000,000	6,949

Short-Term Investments (4.4%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Canadian Imperial Bank of Commerce repurchase (Purchased on 3/28/25, to be repurchased at CAD 20,010,471,collateralized by Province of Ontario Government Bond, 3.500%, due 6/2/43, par and fair value of CAD 22,137,000 and CAD 20,157,952, respectively) 2.730%, 4/7/25 CAD ∞	20,000,000	13,898
Citigroup Global Markets, Inc. repurchase (Purchased on 3/31/25, to be repurchased at $25,103,054, collateralized by US Treasury Note, 4.375%, due 7/31/26, par and fair value of $25,289,700 and $25,421,582,respectively) 4.380%, 4/1/25	25,100,000	25,100

Total		45,947

Total Short-Term Investments (Cost: $57,946)		58,025

Total Investments (110.1%) (Cost: $1,508,683)@		1,443,726

Other Assets, Less Liabilities (-10.1%)		(132,875)

Net Assets (100.0%)		1,310,851

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Argentine Republic	Morgan Stanley & Co. International PLC	4.100%	12/19/24	Open	USD	(3,143)	$(3,143)
Cheplapharm Arzneimittel GmbH	Barclays Bank PLC	1.750%	3/11/25	Open	EUR	(576)	(623)
Serbia International Bond	Barclays Bank PLC	4.200%	12/19/24	Open	USD	(844)	(844)
							$(4,610)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	34,200	342	6/25	$43,559	$(390)	$(11)
Euro-BTP Future	Long	EUR	500	5	6/25	635	(11)	(1)
Euro-Bund Future	Short	EUR	700	7	6/25	975	20	–	π
Euro-Schatz Future	Long	EUR	40,500	405	6/25	46,838	5	(11)
Five-Year US Treasury Note Future	Long	USD	61,800	618	6/25	66,841	829	(19)
Long Gilt Future	Short	GBP	600	6	6/25	711	10	(2)
Ten-Year Canada Government Bond Future	Long	CAD	4,300	43	6/25	3,710	(23)	4
Ten-Year US Treasury Note Future	Long	USD	22,000	220	6/25	24,468	315	3
Ultra Long Term US Treasury Bond Future	Long	USD	4,900	49	6/25	5,990	53	21
Ultra Ten-Year US Treasury Note Future	Long	USD	28,600	286	6/25	32,640	379	27
US Treasury Long Bond Future	Short	USD	600	6	6/25	704	(17)	(1)
							$1,170	$10

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day USD-SOFR Compounded-OIS	3.750%	12/29	14,800	USD	$165	$(229)	$(64)	$(16)
1-Day USD-SOFR Compounded-OIS	4.150%	11/34	11,500	USD	(247)	(126)	(373)	(38)
1-Day USD-SOFR Compounded-OIS	4.000%	2/35	400	USD	–	(8)	(8)	(1)
1-Day USD-SOFR Compounded-OIS	3.890%	3/35	400	USD	–	(4)	(4)	(1)
1-Day USD-SOFR Compounded-OIS	3.908%	3/35	800	USD	–	(10)	(10)	(3)
1-Day USD-SOFR Compounded-OIS	3.870%	3/35	400	USD	–	(4)	(4)	(1)
1-Day USD-SOFR Compounded-OIS	3.874%	3/35	800	USD	–	(7)	(7)	(3)
1-Day USD-SOFR Compounded-OIS	3.899%	3/35	800	USD	–	(9)	(9)	(3)
1-Day USD-SOFR Compounded-OIS	3.905%	3/35	800	USD	–	(9)	(9)	(3)
1-Day USD-SOFR Compounded-OIS	3.250%	3/35	35,600	USD	2,381	(864)	1,517	(120)
1-Day USD-SOFR Compounded-OIS	3.930%	3/35	1,600	USD	–	(22)	(22)	(6)
1-Day USD-SOFR Compounded-OIS	4.000%	11/52	5,700	USD	(109)	(58)	(167)	(46)
1-Day USD-SOFR Compounded-OIS	3.500%	12/54	18,900	USD	135	869	1,004	(153)
6-Month EURIBOR	2.250%	9/55	6,400	EUR	523	18	541	(16)
					$2,848	$(463)	$2,385	$ (410)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	3.500%	3/30	28,400	GBP	$(777)	$(48)	$(825)	$5
1-Day GBP-SONIO Compounded-OIS	3.500%	3/35	2,900	GBP	(179)	(24)	(203)	–π
1-Day GBP-SONIO Compounded-OIS	3.750%	3/55	1,200	GBP	(143)	(33)	(176)	(1)
6-Month AUD-BBR-BBSW	4.750%	12/33	50,700	AUD	233	8	241	(19)
6-Month CZK-PRIBOR	3.365%	11/29	78,900	CZK	(34)	6	(28)	4
6-Month EURIBOR	2.250%	9/35	15,100	EUR	(640)	13	(627)	(12)
Canadian Overnight Repo Rate Average	3.750%	12/25	35,200	CAD	(96)	319	223	–π
Canadian Overnight Repo Rate Average	2.500%	6/29	8,000	CAD	(222)	251	29	9
					$(1,858)	$492	$(1,366)	$(14)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	0.975%	16,491	USD	$ (361)	$368	$7	$22

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	1.132%	490	USD	$(19)	$18	$(1)	$1
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	1.213%	4,200	USD	(184)	161	(23)	4
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	1.276%	600	USD	(25)	20	(5)	1
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	1.423%	10,200	USD	(343)	197	(146)	7
Markit CDX Emerging Markets Index, Series 41	1.000%	6/29	1.543%	3,200	USD	(100)	34	(66)	1
Markit CDX Emerging Markets Index, Series 42	1.000%	12/29	1.660%	4,500	USD	(119)	(5)	(124)	–	π
Markit CDX Emerging Markets Index, Series 43	1.000%	6/30	1.846%	3,500	USD	(125)	(8)	(133)	–	π
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	2.444%	576	USD	(7)	37	30	1
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	3.021%	588	USD	1	32	33	–	π
Markit CDX North America High Yield Index, Series 41	5.000%	12/28	3.189%	198	USD	9	3	12	–	π
Markit CDX North America High Yield Index, Series 43	5.000%	12/29	3.628%	69,325	USD	4,557	(856)	3,701	181
Markit CDX North America High Yield Index, Series 44	5.000%	6/30	3.771%	17,900	USD	928	(5)	923	(5)
Markit CDX North America Investment Grade Index, Series 43	1.000%	12/29	0.559%	58,200	USD	1,179	(78)	1,101	12
Markit CDX North America Investment Grade Index, Series 44	1.000%	6/30	0.614%	20,900	USD	383	(7)	376	2
						$5,774	$(89)	$5,685	$227

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)		Variation Margin(000’s)
AT&T, Inc.	1.000%	6/25	0.257%	100	USD	$	–π	$–	$	–π	$	–π
AT&T, Inc.	1.000%	6/26	0.346%	100	USD		–π	1		1		–π
Carnival Corp.	1.000%	12/28	1.529%	600	USD		(99)	88		(11)		(1)
Ford Motor Co.	5.000%	6/25	0.436%	200	USD		1	1		2		–π
Ford Motor Co.	5.000%	12/25	0.460%	400	USD		3	10		13		–π
Ford Motor Co.	5.000%	6/26	0.589%	1,000	USD		13	40		53		–π
Ford Motor Co.	5.000%	6/27	0.948%	300	USD		13	13		26		–π
Ford Motor Co.	5.000%	6/27	0.999%	900	USD		28	48		76		(1)
General Electric Co.	1.000%	6/26	0.078%	3,800	USD		10	32		42		–π
General Electric Co.	1.000%	12/26	0.097%	400	USD		1	4		5		–π

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Glencore Finance Europe, Ltd.	5.000%	6/31	1.459%	1,000	EUR	$203	$13	$216	$(3)
Glencore Finance Europe, Ltd.	5.000%	12/31	1.561%	500	EUR	110	2	112	(2)
Marks & Spencer PLC	1.000%	6/27	0.309%	100	EUR	(4)	6	2	–π
Marks & Spencer PLC	1.000%	12/28	0.554%	500	EUR	(21)	30	9	–π
Volkswagen International Finance NV	1.000%	6/29	0.929%	3,100	EUR	26	(16)	10	(3)
						$284	$272	$556	$(10)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$250	$55	$305	$(457)	$(45)	$(502)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	16,928	10,577	4/2/25	$—	$(49)	$(49)
Sell	UBS AG	AUD	16,928	10,580	5/2/25	—	(3)	(3)
Buy	BNP Paribas SA	BRL	2,283	400	4/2/25	—π	—	—π
Buy	Goldman Sachs Bank USA	BRL	93,742	16,426	4/2/25	204	(2)	202
Buy	JP Morgan Chase Bank NA	BRL	92,781	16,053	6/3/25	—	(73)	(73)
Sell	BNP Paribas SA	BRL	2,326	408	4/2/25	—	(8)	(8)
Sell	JP Morgan Chase Bank NA	BRL	91,608	16,053	4/2/25	72	—	72
Buy	HSBC Bank PLC	CAD	15,624	10,858	4/2/25	—	(62)	(62)
Buy	BNP Paribas SA	CAD	29	20	5/2/25	—	—π	—π
Sell	BNP Paribas SA	CAD	29	20	4/2/25	—π	—	—π
Sell	HSBC Bank PLC	CAD	456	317	4/2/25	—π	—	—π
Sell	Royal Bank of Canada	CAD	15,139	10,521	4/2/25	—	(17)	(17)
Sell	JP Morgan Chase Bank NA	CAD	20,010	13,909	4/7/25	98	—	98
Sell	BNP Paribas SA	CAD	10,005	6,955	4/8/25	4	—	4
Sell	HSBC Bank PLC	CAD	15,601	10,857	5/2/25	62	—	62
Buy	HSBC Bank PLC	CHF	8,660	9,788	4/2/25	—	(15)	(15)
Sell	Bank of America NA	CHF	351	397	4/2/25	—	—π	—π
Sell	HSBC Bank PLC	CHF	176	199	4/2/25	1	—	1
Sell	JP Morgan Chase Bank NA	CHF	8,140	9,200	4/2/25	—	(144)	(144)
Sell	HSBC Bank PLC	CHF	8,629	9,788	5/2/25	15	—	15
Buy	HSBC Bank PLC	CNH	12,320	1,700	5/12/25	2	(1)	1
Buy	JP Morgan Chase Bank NA	CNH	30,397	4,195	5/12/25	5	(4)	1
Buy	BNP Paribas SA	CNH	24,489	3,388	6/18/25	3	(6)	(3)
Sell	Bank of America NA	CNH	4,413	609	5/12/25	—	(6)	(6)
Sell	BNP Paribas SA	CNH	23,363	3,224	5/12/25	2	(7)	(5)
Sell	Goldman Sachs Bank USA	CNH	4,291	592	5/12/25	—	(6)	(6)
Sell	HSBC Bank PLC	CNH	15,102	2,085	5/12/25	1	(1)	—π
Sell	JP Morgan Chase Bank NA	CNH	4,587	633	5/12/25	—	(5)	(5)
Sell	Bank of America NA	CNH	11,334	1,568	6/18/25	—	(17)	(17)
Sell	Barclays Bank PLC	CNH	19,432	2,688	6/18/25	8	—	8
Sell	BNP Paribas SA	CNH	23,974	3,317	6/18/25	—	(22)	(22)
Sell	HSBC Bank PLC	CNH	18,198	2,518	6/18/25	—	(9)	(9)
Sell	JP Morgan Chase Bank NA	CNH	7,020	971	6/18/25	—	(9)	(9)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank PLC	CNH	6,123	849	7/16/25	$1	$—	$1
Sell	JP Morgan Chase Bank NA	CNH	9,691	1,344	7/16/25	1	(1)	—π
Sell	Barclays Bank PLC	CNH	4,357	605	8/20/25	3	—	3
Sell	BNP Paribas SA	CNH	4,343	603	8/20/25	2	—	2
Sell	HSBC Bank PLC	CNH	6,140	853	8/20/25	—	(3)	(3)
Sell	JP Morgan Chase Bank NA	CNH	20,556	2,855	8/20/25	1	(5)	(4)
Sell	Bank of America NA	CZK	255	11	4/17/25	—	(1)	(1)
Sell	BNP Paribas SA	CZK	3,548	154	4/17/25	—	(8)	(8)
Buy	Bank of America NA	EGP	9,663	191	4/7/25	4	—	4
Buy	JP Morgan Chase Bank NA	EGP	19,319	381	4/7/25	7	—	7
Buy	JP Morgan Chase Bank NA	EGP	4,474	88	4/24/25	2	—	2
Buy	HSBC Bank PLC	EGP	18,291	357	4/28/25	5	—	5
Buy	JP Morgan Chase Bank NA	EGP	1,525	30	4/30/25	—π	—	—π
Buy	HSBC Bank PLC	EGP	14,825	289	5/5/25	7	—	7
Buy	JP Morgan Chase Bank NA	EGP	2,349	45	5/27/25	1	—	1
Buy	Goldman Sachs Bank USA	EGP	1,549	30	5/29/25	1	—	1
Buy	HSBC Bank PLC	EGP	3,931	75	6/3/25	1	—	1
Buy	Goldman Sachs Bank USA	EGP	6,871	131	6/18/25	2	—	2
Buy	Bank of America NA	EGP	16,296	307	7/21/25	7	—	7
Buy	Goldman Sachs Bank USA	EGP	20,807	392	7/21/25	9	—	9
Buy	Goldman Sachs Bank USA	EGP	3,551	66	8/25/25	2	—	2
Buy	HSBC Bank PLC	EGP	1,223	23	8/26/25	—π	—	—π
Buy	Barclays Bank PLC	EUR	3,011	3,256	4/2/25	—	(21)	(21)
Buy	HSBC Bank PLC	EUR	2,713	2,934	4/2/25	25	—	25
Buy	JP Morgan Chase Bank NA	EUR	144,510	156,258	4/2/25	390	—	390
Sell	Bank of America NA	EUR	396	428	4/2/25	2	—	2
Sell	Barclays Bank PLC	EUR	645	697	4/2/25	—	(1)	(1)
Sell	BNP Paribas SA	EUR	144,333	156,067	4/2/25	—	(4,725)	(4,725)
Sell	HSBC Bank PLC	EUR	4,860	5,255	4/2/25	—	(143)	(143)
Sell	JP Morgan Chase Bank NA	EUR	144,510	156,511	5/2/25	—	(390)	(390)
Buy	Bank of America NA	GBP	951	1,228	4/2/25	—	(1)	(1)
Buy	Barclays Bank PLC	GBP	18,530	23,936	4/2/25	—	(75)	(75)
Buy	HSBC Bank PLC	GBP	1,277	1,650	4/2/25	—	(4)	(4)
Sell	BNP Paribas SA	GBP	20,758	26,814	4/2/25	—	(574)	(574)
Sell	Barclays Bank PLC	GBP	18,530	23,934	5/2/25	75	—	75
Buy	BNP Paribas SA	IDR	11,286,730	678	4/9/25	—	(13)	(13)
Buy	JP Morgan Chase Bank NA	IDR	14,257,580	856	4/9/25	—	(12)	(12)
Buy	UBS AG	IDR	13,228,136	795	4/9/25	—	(4)	(4)
Buy	BNP Paribas SA	IDR	16,366,324	981	4/16/25	—	(9)	(9)
Buy	Goldman Sachs Bank USA	IDR	4,807,373	288	4/16/25	—	(3)	(3)
Buy	Barclays Bank PLC	IDR	54,973,318	3,297	4/23/25	—	(61)	(61)
Buy	BNP Paribas SA	IDR	231,036	14	4/23/25	—	—π	—π
Buy	Goldman Sachs Bank USA	IDR	45,619,725	2,736	4/23/25	—	(49)	(49)
Buy	JP Morgan Chase Bank NA	IDR	19,540,848	1,172	4/23/25	—	(17)	(17)
Buy	BNP Paribas SA	IDR	11,301,711	677	5/7/25	—	(4)	(4)
Buy	Goldman Sachs Bank USA	IDR	4,942,655	296	5/7/25	—	(1)	(1)
Buy	UBS AG	IDR	13,246,740	794	5/7/25	—	(3)	(3)
Sell	BNP Paribas SA	IDR	11,286,730	678	4/9/25	3	—	3
Sell	JP Morgan Chase Bank NA	IDR	14,257,580	856	4/9/25	4	—	4
Sell	UBS AG	IDR	13,228,136	795	4/9/25	3	—	3
Sell	Goldman Sachs Bank USA	IDR	4,938,194	296	4/16/25	1	—	1
Sell	JP Morgan Chase Bank NA	IDR	3,313,980	199	4/21/25	1	—	1
Sell	JP Morgan Chase Bank NA	IDR	3,282,298	197	4/23/25	2	—	2
Sell	BNP Paribas SA	IDR	4,187,342	251	4/30/25	1	—	1
Sell	Goldman Sachs Bank USA	IDR	4,454,374	267	4/30/25	1	—	1
Sell	BNP Paribas SA	IDR	36,653,626	2,197	5/9/25	4	—π	4
Buy	Barclays Bank PLC	ILS	733	197	4/16/25	—	(3)	(3)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	ILS	12,034	3,238	4/16/25	$64	$—	$64
Sell	HSBC Bank PLC	ILS	2,203	593	4/16/25	8	—	8
Sell	JP Morgan Chase Bank NA	ILS	5,302	1,426	4/16/25	32	—	32
Sell	BNP Paribas SA	ILS	7,156	1,931	9/2/25	24	—	24
Buy	Barclays Bank PLC	INR	167,887	1,964	4/4/25	5	—	5
Buy	BNP Paribas SA	INR	34,833	407	4/7/25	7	—	7
Buy	JP Morgan Chase Bank NA	INR	87,557	1,024	4/15/25	25	—	25
Buy	JP Morgan Chase Bank NA	INR	17,357	203	4/21/25	3	—	3
Buy	BNP Paribas SA	INR	96,758	1,130	4/28/25	2	—π	2
Buy	JP Morgan Chase Bank NA	INR	171,024	1,997	4/28/25	37	—	37
Buy	BNP Paribas SA	INR	109,569	1,279	5/2/25	3	—	3
Buy	Bank of America NA	INR	130,707	1,525	5/5/25	1	—	1
Sell	Barclays Bank PLC	INR	168,082	1,966	4/4/25	—	(47)	(47)
Sell	BNP Paribas SA	INR	34,836	407	4/7/25	—π	—	—π
Sell	Barclays Bank PLC	INR	168,365	1,965	5/6/25	—	(5)	(5)
Buy	BNP Paribas SA	JPY	231,267	1,542	4/2/25	—	(9)	(9)
Buy	JP Morgan Chase Bank NA	JPY	192,524	1,284	4/2/25	—	(8)	(8)
Buy	Royal Bank of Canada	JPY	204,036	1,360	4/2/25	2	—	2
Buy	UBS AG	JPY	176,387	1,176	4/2/25	—	(10)	(10)
Buy	Barclays Bank PLC	JPY	80,446	538	5/2/25	—	(2)	(2)
Buy	BNP Paribas SA	JPY	240,758	1,611	5/2/25	3	—	3
Buy	JP Morgan Chase Bank NA	JPY	333,062	2,228	5/2/25	14	—	14
Sell	Bank of America NA	JPY	29,700	198	4/2/25	3	—	3
Sell	Barclays Bank PLC	JPY	30,000	200	4/2/25	—	—π	—π
Sell	BNP Paribas SA	JPY	241,568	1,611	4/2/25	—	(3)	(3)
Sell	JP Morgan Chase Bank NA	JPY	334,182	2,228	4/2/25	—	(14)	(14)
Sell	UBS AG	JPY	88,300	589	4/2/25	12	—	12
Buy	BNP Paribas SA	KRW	577,231	392	4/7/25	—	(8)	(8)
Buy	Bank of America NA	KRW	581,692	395	4/14/25	—	(5)	(5)
Buy	BNP Paribas SA	KRW	289,719	197	4/21/25	—	(3)	(3)
Buy	BNP Paribas SA	KRW	1,168,585	794	4/28/25	—	(6)	(6)
Buy	Bank of America NA	KRW	299,861	204	6/18/25	—	(1)	(1)
Buy	Goldman Sachs Bank USA	KRW	456,548	311	6/18/25	—	(2)	(2)
Sell	Bank of America NA	KRW	300,994	204	4/7/25	1	—	1
Sell	Goldman Sachs Bank USA	KRW	276,129	187	4/7/25	1	—	1
Sell	Goldman Sachs Bank USA	KRW	182,083	124	4/14/25	1	—	1
Sell	Bank of America NA	KRW	1,146,728	781	6/5/25	20	—	20
Sell	BNP Paribas SA	KRW	2,521,556	1,717	6/12/25	53	—	53
Sell	Bank of America NA	KRW	13,967,214	9,514	6/18/25	120	—	120
Sell	HSBC Bank PLC	KRW	3,854,609	2,626	6/18/25	53	—	53
Sell	BNP Paribas SA	MXN	83,951	4,061	6/18/25	9	—	9
Buy	JP Morgan Chase Bank NA	NGN	476,361	301	6/23/25	4	—	4
Sell	Barclays Bank PLC	NZD	835	474	4/2/25	3	—	3
Sell	Barclays Bank PLC	NZD	835	474	5/2/25	1	—	1
Buy	Barclays Bank PLC	PEN	3,410	928	4/4/25	—	(13)	(13)
Sell	Goldman Sachs Bank USA	PEN	3,412	929	4/4/25	—	(14)	(14)
Sell	Goldman Sachs Bank USA	PEN	2,413	657	4/16/25	—	(19)	(19)
Sell	Barclays Bank PLC	PEN	14,004	3,804	6/18/25	17	—	17
Sell	Barclays Bank PLC	PEN	3,416	928	6/23/25	14	—	14
Buy	Barclays Bank PLC	PLN	780	201	6/6/25	—	—π	—π
Buy	BNP Paribas SA	PLN	10,817	2,787	6/6/25	15	(6)	9
Buy	HSBC Bank PLC	PLN	1,540	397	6/6/25	—	(1)	(1)
Buy	JP Morgan Chase Bank NA	PLN	3,739	963	6/6/25	5	—	5
Buy	UBS AG	PLN	3,018	777	6/6/25	—	(5)	(5)
Buy	Goldman Sachs Bank USA	PLN	6,845	1,762	6/13/25	—	(10)	(10)
Buy	JP Morgan Chase Bank NA	PLN	4,200	1,082	6/13/25	—	(2)	(2)
Buy	BNP Paribas SA	PLN	3,679	947	6/20/25	—	(12)	(12)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank PLC	PLN	3,044	784	6/20/25	$—	$(5)	$(5)
Buy	JP Morgan Chase Bank NA	PLN	3,595	925	6/20/25	—	(8)	(8)
Sell	Barclays Bank PLC	PLN	769	198	6/6/25	1	—	1
Buy	BNP Paribas SA	SGD	815	607	4/2/25	—	(2)	(2)
Sell	Bank of America NA	SGD	180	134	4/2/25	—	—π	—π
Sell	HSBC Bank PLC	SGD	486	361	4/2/25	2	—	2
Sell	JP Morgan Chase Bank NA	SGD	149	111	4/2/25	1	—	1
Sell	BNP Paribas SA	SGD	814	607	5/2/25	2	—	2
Buy	Barclays Bank PLC	TRY	50,460	1,304	4/17/25	—	(6)	(6)
Buy	Barclays Bank PLC	TRY	9,260	238	4/21/25	5	—	5
Buy	Goldman Sachs Bank USA	TRY	1,441	37	4/21/25	—π	—	—π
Buy	UBS AG	TRY	368	9	4/21/25	—π	—	—π
Buy	Barclays Bank PLC	TRY	575	15	4/25/25	—π	—	—π
Buy	JP Morgan Chase Bank NA	TRY	25,882	657	5/2/25	65	—	65
Buy	Barclays Bank PLC	TRY	31,480	796	5/5/25	—	(15)	(15)
Buy	JP Morgan Chase Bank NA	TRY	2,248	57	5/5/25	5	—	5
Buy	JP Morgan Chase Bank NA	TRY	49,486	1,250	5/6/25	129	—	129
Buy	JP Morgan Chase Bank NA	TRY	36,027	907	5/8/25	97	—	97
Buy	Barclays Bank PLC	TRY	40,820	1,022	5/13/25	—	(25)	(25)
Buy	Barclays Bank PLC	TRY	8,740	213	6/5/25	—	(9)	(9)
Buy	Barclays Bank PLC	TRY	6,867	166	6/12/25	—	(8)	(8)
Buy	Barclays Bank PLC	TRY	7,537	181	6/17/25	—	(10)	(10)
Buy	Barclays Bank PLC	TRY	82,447	1,961	6/25/25	—	(82)	(82)
Buy	Goldman Sachs Bank USA	TWD	6,538	197	4/7/25	—	(3)	(3)
Buy	BNP Paribas SA	TWD	201,676	6,074	4/25/25	—	(74)	(74)
Buy	HSBC Bank PLC	TWD	139,257	4,194	4/25/25	—	(40)	(40)
Buy	JP Morgan Chase Bank NA	TWD	181,309	5,460	4/25/25	—	(56)	(56)
Buy	Goldman Sachs Bank USA	TWD	70,110	2,124	7/16/25	—	(32)	(32)
Buy	BNP Paribas SA	TWD	19,462	591	8/20/25	—	(3)	(3)
Sell	BNP Paribas SA	TWD	6,533	197	4/7/25	1	—	1
Sell	BNP Paribas SA	TWD	6,563	197	4/14/25	3	—	3
Sell	BNP Paribas SA	TWD	19,762	595	4/21/25	5	—	5
Sell	BNP Paribas SA	TWD	277,727	8,363	4/25/25	93	—	93
Sell	HSBC Bank PLC	TWD	43,529	1,310	4/25/25	35	—	35
Sell	JP Morgan Chase Bank NA	TWD	201,024	6,054	4/25/25	78	—	78
Sell	BNP Paribas SA	TWD	62,306	1,888	7/16/25	30	—	30
Sell	HSBC Bank PLC	TWD	45,519	1,379	7/16/25	18	—	18
Sell	JP Morgan Chase Bank NA	TWD	69,409	2,103	7/16/25	31	—	31
Sell	Bank of America NA	TWD	542	16	8/20/25	—π	—	—π
Sell	BNP Paribas SA	TWD	125,008	3,797	8/20/25	35	—	35
Sell	HSBC Bank PLC	TWD	92,818	2,819	8/20/25	17	—	17
Sell	JP Morgan Chase Bank NA	TWD	185,677	5,640	8/20/25	51	—	51
Buy	Barclays Bank PLC	ZAR	3,074	167	4/16/25	—	(2)	(2)
Buy	JP Morgan Chase Bank NA	ZAR	41,289	2,249	4/16/25	3	—	3
Sell	Bank of America NA	ZAR	7,336	400	4/16/25	1	—	1
Sell	BNP Paribas SA	ZAR	25,486	1,389	4/16/25	8	—	8
						$2,323	$(7,182)	$(4,859)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.084%	USD	5,700	$(150)	$123	$(27)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Poland	JP Morgan Chase Bank NA	1.000%	6/29	0.594%	USD	2,000	$22	$10	$32
Republic of Turkey	Morgan Stanley Capital Services LLC	1.000%	12/28	2.735%	USD	3,000	(172)	(1)	(173)
Softbank Group Corp.	Goldman Sachs International	1.000%	6/26	1.326%	USD	3,600	(21)	7	(14)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.654%	USD	300	–π	2	2
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.716%	USD	100	–π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	0.908%	USD	100	(1)	1	–π
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	1.029%	USD	300	(2)	2	–π

							$(324)	$145	$(179)

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Five-Year Interest Rate Swaption	BNP Paribas SA	EUR	700	$2.400	4/25	700,000	$(2)
Call - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	400	2.450	4/25	400,000	(1)
Call - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	1,000	2.510	4/25	1,000,000	(1)
Call - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	EUR	500	2.520	4/25	500,000	—π
Call - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	1,000	2.550	4/25	1,000,000	(2)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	1,500	3.535	4/25	1,500,000	(2)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	700	3.600	4/25	700,000	(3)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	3.695	4/25	800,000	(4)
Call - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	USD	1,500	3.710	4/25	1,500,000	(8)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	700	3.713	4/25	700,000	(5)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	3.723	4/25	800,000	(5)
Put - Five-Year Interest Rate Swaption	BNP Paribas SA	EUR	700	2.750	4/25	700,000	—π
Put - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	400	2.760	4/25	400,000	(2)
Put - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	1,000	2.860	4/25	1,000,000	—π
Put - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	EUR	500	2.890	4/25	500,000	—π
Put - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	500	2.900	4/25	500,000	—π
Put - Ten-Year Interest Rate Swaption	Barclays Bank PLC	EUR	500	2.920	4/25	500,000	—π

Multi-Sector Bond Portfolio

Written Options (continued)

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	700	$3.950	4/25	700,000	$(3)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	1,500	3.985	4/25	1,500,000	(2)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	4.045	4/25	800,000	(1)
Put - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	USD	1,500	4.060	4/25	1,500,000	(1)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	700	4.063	4/25	700,000	(1)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	4.073	4/25	800,000	(1)

(Premiums Received $74)							$(44)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 2,323	$ 35	$ 2,358	$ (7,182)	$ (44)	$ (214)	$ (7,440)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)		Value (000’s)		Value as a Percentage of Net Assets

AmSurg Corp.			11/2/23	$ 396		$ 444		0.03%
Corestate Capital Holding SA			8/22/23	–	π	–	π	–%
DrillCo Holding Lux SA - Class B			6/8/23	54		68		–%
DrillCo Holding Lux SA - Class C			6/8/23	484		609		0.05%
Turkiye Is Bankasi AS, Series 2024-H	7.96%	11/15/34	9/18/24	1,250		1,224		0.09%
VakifBank DPR, Series 2025-E,Class 4A2	6.83%	3/15/35	1/31/25	2,000		2,041		0.16%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $507,665 representing 38.7% of the net assets.

f	Defaulted Security - not accruing income as of the date of this report.
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2025, the aggregate value of these securities was $182,931 (in thousands), representing 13.9% of net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
Þ

PIK - Payment In Kind. PIK rate of Corestate Capital Holding SA is 10.00%, AmSurg Corp. Last Out is 6.75%, Global Medical Response, Inc. Corporate Bond is 0.75%, and Global Medical Response, Inc. Bank Loan Obligation is 0.75%.

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
y	Contingent convertible security
b	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Multi-Sector Bond Portfolio

@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,510,717 and the net unrealized depreciation of investments based on that cost was $68,253 which is comprised of $28,538 aggregate gross unrealized appreciation and $96,791 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Bank Loan Obligations	$ —	$ 51,065	$ 7,144
Common Stocks	—	—	1,612
Municipal Bonds	—	2,848	—
Corporate Bonds
Basic Materials	—	7,655	520
Financial	—	173,132	3,490
All Others	—	399,427	—
Governments	—	303,581	—
Structured Products	—	435,030	—
Short-Term Investments	—	58,025	—
Other Financial Instruments^
Futures	1,611	—	—
Forward Foreign Currency Contracts	—	2,323	—
Interest Rate Swaps	—	3,555	—
Credit Default Swaps	—	6,784	—
Warrants	—	—	197

Total Assets:	$ 1,611	$ 1,443,425	$ 12,963

Liabilities:
Other Financial Instruments^
Futures	(441)	—	—
Forward Foreign Currency Contracts	—	(7,182)	—
Written Options	—	(44)	—
Interest Rate Swaps	—	(2,536)	—
Credit Default Swaps	—	(722)	—
Reverse Repurchase Agreements	—	(4,610)	—

Total Liabilities:	$ (441)	$ (15,094)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand